UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2014

Date of reporting period: August 31, 2014

Item 1. Reports to Stockholders.

August 31, 2014

ANNUAL REPORT

SEI Tax Exempt Trust

† Tax Free Fund

† Institutional Tax Free Fund

† Intermediate-Term Municipal Fund

† Short Duration Municipal Fund

† California Municipal Bond Fund

† Massachusetts Municipal Bond Fund

† New Jersey Municipal Bond Fund

† New York Municipal Bond Fund

† Pennsylvania Municipal Bond Fund

† Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

Letter to Shareholders

TO OUR SHAREHOLDERS:

Municipal bond markets experienced high volatility and negative returns in the Funds’ prior fiscal year but rebounded quite nicely in the one-year period from September 2013 through August 2014. After rising steadily from the start of 2014, the muni market did experience a slight hiccup in late May and early June as it became clear that the Federal Reserve (Fed) was committed to winding down its asset-purchase programs. Renewed strength in the U.S. economy also raised concerns that the Fed would begin hiking interest rates sooner than expected (Bond prices and interest rates tend to move inversely). Despite those minor setbacks, volatility remained fairly low, and returns were robust thanks to the somewhat elevated muni yields seen at the start of the Funds’ fiscal year. This was especially true for longer-dated issues, where yields declined (and prices increased) quite a bit more than on shorter-term securities. The Barclays Long Bond Index returned 16.17% during the Funds’ fiscal year, while the Barclays One-Year Index returned 0.86%. Yields declined across the entirety of the municipal curve over the Funds’ fiscal year, with longer-term yields declining in a greater magnitude than the yields on shorter-term bonds. This caused the municipal yield curve to flatten as it shifted lower.

Looking at muni market sectors, revenue bonds (which tend to be riskier as they are not supported by the issuing government’s ability to levy taxes) outperformed general obligation bonds. Pre-refunded bonds produced the lowest sector returns. Among state issuers, California and New York City performed well, thanks to ongoing improvements in tax collections, while New Jersey continued to struggle with state budget shortfalls and unfunded liabilities, resulting in a downgrade by major credit-rating agencies. Outside of municipals, qualified dividend income eligible preferred stocks, which enjoy favorable tax treatment and are often held in the Tax-Advantaged Income Fund, also performed quite well (in fact, they outperformed municipals) during the Funds’ fiscal year.

From a credit quality perspective, lower-quality bonds outperformed higher-quality bonds as investors’ risk appetite recovered. The Barclays Non-Investment Grade Index returned 14.74%, the Barclays Capital BBB Index returned 12.36%, and the Barclays Capital AAA Index returned 7.75%. The Barclays Capital Tobacco Bond Index returned 10.40%, outperforming higher-quality bonds but lagging the performance of lower-quality bonds.

Supply and demand factors were favorable during the Funds’ recently completed fiscal year. On the supply side, municipal issuance declined from the prior year, as refunding opportunities were limited, and new issuance was low due to more conservative budgeting by most state and municipal governments. On the demand side, cash flows into the muni asset class were generally positive—a marked change from the large negative outflows the market experienced over the prior 12-month period.

The muni market outperformed comparably dated Treasuries. Among shorter maturities, this was driven by a rise in Treasury yields, as the market began to price in the possibility of Fed rate hikes. At the long end of the curve, municipal yields declined by a greater magnitude than Treasury yields, as investors responded to the relatively attractive valuations resulting from the mid-2013 muni selloff.

Although overall market performance was positive, some municipal issuers continue to face headwinds from escalating pension and healthcare costs, despite continued improvements in tax collections. Detroit’s high-profile bankruptcy case and the difficult fiscal challenges facing Puerto Rico continued to dominate headlines during the year. Puerto Rico bonds experienced heightened volatility after the territory’s Electric Power Authority received legislative approval to evaluate potential restructuring alternatives. While these two issuers continue to dominate the headlines, overall municipal credit quality (outside these two and a small number of other issuers) generally improved alongside improving tax receipts.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Tax Exempt Trust. We are dedicated to helping our investors reach their long-term objectives, and we look forward to serving your investment needs in the future.

Sincerely,

William Lawrence, CFA

Managing Director, Portfolio Management Team

SEI Tax Exempt Trust / Annual Report / August 31, 2014	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

Intermediate-Term Municipal Fund

I. Objective

The Intermediate-Term Municipal Fund (the “Fund”) seeks to provide the highest level of income exempt from federal income tax, as is consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilized the following sub-advisers as of August 31, 2014: Delaware Investments Fund Advisers and Standish Mellon Asset Management Company, LLC.

III. Return vs. Benchmark

For the fiscal year ended August 31, 2014, the Intermediate-Term Municipal Fund, Class A, posted a return of 7.88% versus 8.22% for the Barclays 3-15 Year Municipal Blend Index.

IV. Fund Attribution

As noted in the enclosed shareholder letter with respect to the municipal market, the revenue sector outperformed, as did BBB rated securities and longer-dated maturities. Pre-refunded bonds and Puerto Rico issues underperformed.

An overweight to revenue bonds and an underweight to pre-refunded bonds both added to returns. An overweight to BBB rated securities, along with a modestly longer duration posture, enhanced Fund returns. An allocation to Puerto Rico bonds, which were eventually sold, detracted.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Intermediate-Term Municipal Fund, Class A	7.88%	3.81%	4.73%	3.93%	5.03%
Barclays 3-15 Year Municipal Blend Index[3]	8.22%	4.15%	4.89%	4.60%	N/A

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Barclays 3-15 Year Municipal Blend Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays 3-15 Year Municipal Blend Index, is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

2	SEI Tax Exempt Trust / Annual Report / August 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

Short Duration Municipal Fund

I. Objective

The Short Duration Municipal Fund (the “Fund”) seeks to provide high level of income exempt from federal income tax consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corp. (SIMC). The current sub-advisers are Neuberger Berman Fixed Income, LLC and Wells Capital Management Inc.

III. Return vs. Benchmark

For the fiscal year ended August 31, 2014, the Short Duration Municipal Bond Fund, Class A, posted a total return of 0.85% versus 0.86% for the Barclays 1-Year Municipal Bond Index.

IV. Fund Attribution

As noted in the enclosed shareholder letter, the revenue sector outperformed, as did longer-dated maturities.

The Fund had a slightly shorter duration than the Index, which detracted from performance. An allocation to bonds with more than two years maturity partially offset this effect, as did an overweight to revenue bonds.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Short Duration Municipal Fund, Class A	0.85%	0.68%	0.98%	1.93%	1.87%
Barclays 1-Year Municipal Bond Index[3]	0.86%	0.81%	1.17%	2.19%	2.14%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class A, versus the Barclays 1-Year Municipal Bond Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Shares of the Fund were offered beginning November 13, 2003.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The Index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

California Municipal Bond Fund

I. Objective

The California Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corp. (SIMC). Currently, the sub-adviser is Standish Mellon Asset Management Company, LLC.

III. Return vs. Benchmark

For the fiscal year ended August 31, 2014, the California Municipal Bond Fund, Class A, posted a total return of 7.37% versus 8.44% for the Barclays California Intermediate Municipal Index.

IV. Fund Attribution

As noted in the enclosed shareholder letter, California state debt performed well thanks to strong tax revenues, and longer-dated maturities performed well.

The Fund’s underweight to California state general obligation bonds, which constitute a large percentage of the California Intermediate Index, detracted from performance. (General obligation bonds are backed by the taxing ability of the issuing government. These bonds outperformed as the California state government’s fiscal picture improved.) An overweight to longer-dated maturities helped to partially mitigate this effect.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
California Municipal Bond Fund, Class A	7.37%	3.47%	4.49%	3.87%	4.37%
Barclays California Intermediate Municipal Index[3]	8.44%	4.67%	5.72%	4.95%	5.17%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class A, versus the Barclays California Intermediate Municipal Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays California Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.

4	SEI Tax Exempt Trust / Annual Report / August 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

Massachusetts Municipal Bond Fund

I. Objective

The Massachusetts Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and Massachusetts state income taxes, as is consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corp. (SIMC). Currently, the sub-adviser is Standish Mellon Asset Management Company, LLC.

III. Return vs. Benchmark

For the fiscal year ended August 31, 2014, the Massachusetts Municipal Bond Fund, Class A, posted a total return of 7.16% versus 8.34% for the Barclays Massachusetts Intermediate Municipal Index.

IV. Fund Attribution

As noted in the enclosed shareholder letter, Puerto Rico issues underperformed, revenue bonds outperformed, and the municipal yield curve flattened, as longer-dated yields declined substantially.

An allocation to Puerto Rico bonds, which were eventually sold, detracted from performance. Exposure to long-dated maturities enhanced performance, as did an overweight to revenue bonds.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Massachusetts Municipal Bond Fund, Class A	7.16%	3.03%	4.18%	4.00%	4.36%
Barclays Massachusetts Intermediate Municipal Index[3]	8.34%	3.96%	4.93%	4.84%	5.17%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Barclays Massachusetts Intermediate Municipal Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays Massachusetts Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

New Jersey Municipal Bond Fund

I. Objective

The New Jersey Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and New Jersey state income taxes, as is consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corp. (SIMC). The current sub-adviser is Standish Mellon Asset Management Company, LLC.

III. Return vs. Benchmark

For the fiscal year ended August 31, 2014 the New Jersey Municipal Bond Fund, Class A, posted a return of 4.93% versus 6.54% for the Barclays 3-10 Year Intermediate Municipal Blend Index.

IV. Fund Attribution

As noted in the enclosed shareholder letter, New Jersey state finances continued to struggle, due to stagnating revenues. Puerto Rico bonds also struggled. Longer-dated maturities outperformed.

The Fund’s positioning in only New Jersey bonds was the primary driver of underperformance versus the Fund’s benchmark index. An overweight to longer-dated maturities was positive, as was the avoidance of bonds issued by Puerto Rico.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New Jersey Municipal Bond Fund, Class A	4.93%	2.48%	3.46%	3.40%	3.89%
Barclays 3-10 Year Municipal Blend Index[3]	6.54%	3.44%	4.35%	4.30%	4.72%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Barclays 3-10 Year Municipal Blend Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays 3-10 Year Municipal Blend Index is a rules-based, market value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Barclays 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

6	SEI Tax Exempt Trust / Annual Report / August 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

New York Municipal Bond Fund

I. Objective

The New York Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and New York state and city income taxes, as is consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corp. (SIMC). Currently, the sub-adviser is Standish Mellon Asset Management Company, LLC.

III. Return vs. Benchmark

For the fiscal year ended August 31, 2014, the New York Municipal Bond Fund, Class A, posted a total return of 5.80% versus 7.48% for the Barclays New York Intermediate Municipal Index.

IV. Fund Attribution

As noted in the enclosed shareholder letter, Puerto Rico issues underperformed. New York City debt and revenue bonds outperformed, and the municipal yield curve flattened, as longer-dated yields declined substantially.

An allocation to Puerto Rico bonds, which were eventually sold, detracted from performance. The Fund’s underweight to New York City bonds, which outperformed due to improved revenue collections, also detracted from performance. Exposure to long-dated maturities enhanced performance, as did an overweight to revenue bonds.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New York Municipal Bond Fund, Class A	5.80%	2.62%	3.75%	3.60%	4.19%
Barclays New York Intermediate Municipal Index[3]	7.48%	3.58%	4.80%	4.61%	5.01%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class A, versus the Barclays New York Intermediate Municipal Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays New York Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

Pennsylvania Municipal Bond Fund

I. Objective

The Pennsylvania Municipal Bond Fund (the “Fund”) seeks to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corp. (SIMC). The current sub-adviser is Standish Mellon Asset Management Company, LLC.

III. Return vs. Benchmark

For the fiscal year ended August 31, 2014, the Pennsylvania Municipal Bond Fund, Class A, posted a total return of 4.94% versus 7.68% for the Barclays Pennsylvania Intermediate Municipal Index.

IV. Fund Attribution

As noted in the enclosed shareholder letter, Puerto Rico issues underperformed. Revenue bonds outperformed along with longer-dated securities.

An allocation to Puerto Rico bonds, which were eventually sold, detracted from performance. The Fund’s exposure to longer-dated maturities and overweight to revenue bonds helped to partially offset this effect.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Pennsylvania Municipal Bond Fund, Class A	4.94%	2.80%	4.03%	3.46%	4.04%
Pennsylvania Municipal Bond Fund, Class B	5.19%	2.96%	4.18%	3.61%	5.04%
Barclays Pennsylvania Intermediate Municipal Index[3]	7.68%	4.11%	5.15%	4.73%	5.03%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the Barclays Pennsylvania Intermediate Municipal Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 26, 1998 and August 14, 1989, respectively.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays Pennsylvania Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylavania and their agencies, with maturities between 5 and 10 years.

8	SEI Tax Exempt Trust / Annual Report / August 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2014 (Unaudited)

Tax-Advantaged Income Fund

I. Objective

The Tax-Advantaged Income Fund (the “Fund”) seeks to provide the highest level of income possible in a tax-efficient manner.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (SIMC). The Fund used the following sub-advisers as of August 31, 2014: Pacific Investment Management Company, LLC and Spectrum Asset Management, Inc.

III. Return vs. Benchmark

For the 12 months ended August 31, 2014, the Tax-Advantaged Income Fund, Class A, posted a total return of 12.78% versus 12.89% for its custom blended benchmark of 60% Barclays High Yield Municipal Bond Index, 40% Barclays Municipal Bond Index.

IV. Fund Attribution

As discussed in the enclosed shareholder letter, qualified dividend income (QDI) preferred stocks outperformed the municipal market. (QDI is a type of dividend that is subject to capital gains taxes rather than income taxes, which provides a potential tax benefit for some investors.) Tobacco and non-investment grade bonds were among the best-performing sectors, while Puerto Rico debt struggled.

The Fund’s allocation to QDI-eligible preferred stocks enhanced returns for the period. An allocation to and security selection in municipal tobacco bonds were also positive for performance. The Fund did not hold any Puerto Rico issues, which also boosted returns relative to the Fund’s benchmark, which does have an allocation to them. An underweight to non-investment grade securities subtracted, as these bonds outperformed.

During the recently completed fiscal year, the Fund purchased a small position in U.S. Treasury futures contracts and interest rate swap contracts to manage portfolio duration and interest rate risk.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Tax-Advantaged Income Fund, Class A	12.78%	7.54%	7.95%	5.01%
60/40 Hybrid of the following Indices:	12.89%	6.97%	8.13%	5.10%
Barclays High Yield Municipal Bond Index[3]	14.74%	8.36%	9.95%	4.86%
Barclays Municipal Bond Index[4]	10.14%	4.88%	5.39%	5.29%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, Class A, versus a 60/40 Hybrid of the following Barclays Indices: the Barclays High Yield Municipal Bond Index and the Barclays Municipal Bond Index

[1]	For the period ended August 31, 2014. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 4, 2007.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays High Yield Municipal Bond Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations.

[4]

The Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	9

SCHEDULE OF INVESTMENTS

Tax Free Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.0%

California — 3.8%
California State, Communities Development Authority, TECP
0.150%, 12/05/14	$1,500	$1,500
0.140%, 03/02/15	1,400	1,400
0.140%, 05/04/15	7,500	7,500
California State, Communities Development Authority, RB
0.030%, 09/03/14 (A)	4,000	4,000
Eclipse Funding Trust, Ser 2007-0061, RB
0.050%, 09/04/14 (A) (B)	8,245	8,245
Irvine Ranch, Water District, Ser A1, SAB
0.060%, 09/04/14 (A)	4,100	4,100
University of California, Ser AL4, RB
0.030%, 09/04/14 (A)	10,600	10,600

		37,345

Colorado — 0.8%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.060%, 09/03/14 (A)	7,845	7,845

Connecticut — 2.8%
Clinton, GO
1.000%, 02/10/15	2,620	2,630
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.050%, 09/04/14 (A)	7,900	7,900
Connecticut State, Housing Finance Authority, Ser C2, RB
0.050%, 09/04/14 (A)	5,595	5,595

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.050%, 09/04/14 (A) (B)	$5,120	$5,120
Connecticut State, RB
5.000%, 11/01/14	1,800	1,814
Shelton, BAN
1.000%, 07/31/15	2,500	2,519
West Hartford, Ser A, GO
5.000%, 01/15/15	1,340	1,364

		26,942

District of Columbia — 2.5%
District of Columbia, American University Project, RB
0.040%, 09/03/14 (A) (B)	6,130	6,130
District of Columbia, American University Project, RB, NATL
0.040%, 09/01/14 (A) (B)	14,625	14,625
District of Columbia, Ser A, RB
0.090%, 09/04/14 (A)	3,900	3,900

		24,655

Florida — 14.5%
Eclipse Funding Trust, Ser 2007-0036, COP, AGM
0.050%, 09/04/14 (A) (B)	2,400	2,400
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.080%, 09/04/14 (A) (B)	1,750	1,750
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.060%, 09/03/14 (A) (B)	10,250	10,250
Highlands County, Health Facilities Authority, RB
0.040%, 09/03/14 (A)	3,500	3,500
0.040%, 09/04/14 (A)	8,500	8,500
Kissimmee, Utility Authority, RB
0.110%, 12/08/14	9,100	9,100
Kissimmee, Utility Authority, TECP
0.110%, 11/06/14	16,000	16,000
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.050%, 09/02/14 (A) (B)	5,700	5,700
North Broward, Hospital District, RB, NATL
0.040%, 09/04/14 (A) (B)	5,000	5,000

10	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.040%, 09/04/14 (A) (B)	$38,500	$38,500
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.060%, 09/04/14 (A) (B)	5,525	5,525
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.050%, 09/04/14 (A) (B)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.040%, 09/04/14 (A) (B)	5,600	5,600
RBC Municipal Products Trust, Ser E43, GO
0.050%, 09/04/14 (A) (B)	18,050	18,050
RBC Municipal Products Trust, Ser E50, GO
0.050%, 09/01/14 (A) (B)	10,060	10,060

		141,835

Georgia — 3.5%
Georgia State, Municipal Electric Authority, Various Projects, Ser B, RB
0.040%, 09/03/14 (A) (B)	23,705	23,705
Macon, Water Authority, Ser A, RB
0.060%, 09/04/14 (A)	10,805	10,805

		34,510

Illinois — 4.3%
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.150%, 09/03/14 (A) (B)	600	600
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.060%, 09/03/14 (A) (B)	600	600
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.050%, 09/03/14 (A) (B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.060%, 09/04/14 (A)	19,041	19,041
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.050%, 09/03/14 (A) (B)	3,400	3,400
0.050%, 09/04/14 (A) (B)	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.200%, 09/06/14 (A) (B)	$7,190	$7,190

		41,931

Indiana — 2.5%
Indiana State, Bond Bank, Revenue Funding Program, Ser A, RAN
1.250%, 01/06/15	3,695	3,708
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.150%, 09/04/14 (A) (B)	3,500	3,500
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.050%, 09/04/14 (A) (B)	1,750	1,750
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.070%, 09/04/14 (A) (B)	1,785	1,785
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.050%, 09/04/14 (A) (B)	4,000	4,000
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser B, RB
0.040%, 09/03/14 (A) (B)	3,100	3,100
St. Joseph County, Education Facilities Authority, University of Notre Dame Project, RB
0.030%, 09/04/14 (A)	6,200	6,200

		24,043

Kansas — 3.3%
Kansas State, Department of Transportation State Project, Ser C3, RB
0.040%, 09/02/14 (A)	12,000	12,000
Kansas State, Department of Transportation State Project, Ser C4, RB
0.040%, 09/02/14 (A)	6,100	6,100
Kansas State, Development Finance Authority, RB
0.070%, 09/04/14 (A)	5,420	5,420
Wyandotte County, Kansas City Unified Government Notes, Ser I, GO
0.180%, 03/01/15	9,100	9,100

		32,620

SEI Tax Exempt Trust / Annual Report / August 31, 2014	11

SCHEDULE OF INVESTMENTS

Tax Free Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky — 4.0%
BB&T Municipal Trust, Ser 2008, RB
0.050%, 09/04/14 (A) (B)	$9,995	$9,995
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.040%, 09/03/14 (A) (B)	5,500	5,500
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.040%, 09/04/14 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RAN
1.000%, 09/01/14	2,240	2,240
1.000%, 08/01/15	2,750	2,769
Seneca Gardens, Educational Facilities Authority, Louisville Presbyterian Project, RB
0.070%, 09/04/14 (A) (B)	3,495	3,495
Warren County, Higher Education Authority, WKU Student Life Foundation Project, RB
0.060%, 09/04/14 (A) (B)	1,220	1,220
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.060%, 09/05/14 (A) (B)	6,800	6,800

		39,019

Louisiana — 1.0%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.050%, 09/03/14 (A) (B)	9,700	9,700

Maryland — 1.6%
Montgomery County, Housing Opportunites Commission, Ser C, RB, GNMA/FNMA/FHLMC
0.040%, 09/02/14 (A) (B)	5,500	5,500
Montgomery County, Trinity Health Credit Group Project, RB
0.080%, 09/02/14 (A)	9,900	9,900

		15,400

Massachusetts — 0.8%
Leominster, BAN
1.000%, 06/26/15	1,000	1,007

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Port Authority, TECP
0.100%, 01/15/15	$4,000	$4,000
RBC Municipal Products Trust, Ser E38, RB
0.060%, 09/05/14 (A) (B)	2,300	2,300
University of Massachusetts, Building Authority, TECP
0.110%, 01/08/15	1,000	1,000

		8,307

Michigan — 3.6%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.050%, 09/01/14 (A)	10,000	10,000
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.080%, 09/02/14 (A)	5,635	5,635
St. Joseph, Hospital Finance Authority, Lakeland Hospital Project, RB, AGM
0.100%, 09/04/14 (A)	20,000	20,000

		35,635

Minnesota — 1.0%
Le Sueur-Henderson, Independent School District No. 2397, GO
2.000%, 09/18/14, TRAN	900	901
Minneapolis, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,020
Minnesota State, Various Purpose, Ser D, GO
5.000%, 10/01/14	3,800	3,815
St. Louis County, Independent School District No. 2142, Ser A, GO
1.000%, 09/30/14	3,750	3,752

		9,488

Mississippi — 2.3%
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.010%, 09/01/14 (A)	8,550	8,550
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.040%, 09/04/14 (A)	13,900	13,900

		22,450

12	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 1.3%
Missouri State, Development Finance Board, Nelson Gallery Foundation Project, Ser A, RB
0.020%, 09/01/14 (A)	$4,800	$4,800
Missouri State, Health & Educational Facilities Authority, TECP
0.090%, 10/03/14	3,800	3,800
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.080%, 09/04/14 (A) (B)	900	900
Missouri State, Health & Educational Facilities Authority, TECP
0.110%, 11/05/14	2,000	2,000
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.050%, 09/04/14 (A) (B)	1,200	1,200

		12,700

Nebraska — 1.6%
Central Plains, Energy Project No. 2, RB
0.050%, 09/04/14 (A)	6,980	6,980
Omaha, Public Power District, TECP
0.110%, 11/06/14	7,100	7,100
0.110%, 11/13/14	2,000	2,000

		16,080

Nevada — 0.6%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Senior Lien, RB
0.030%, 09/01/14 (A) (B)	6,250	6,250

New Hampshire — 1.0%
New Hampshire State, Health & Education Facilities Authority, Exeter Hospital Project, RB
0.050%, 09/04/14 (A) (B)	2,180	2,180
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.090%, 09/01/14 (A)	7,715	7,715

		9,895

New Jersey — 7.1%
Clipper, Tax-Exempt Certificate Trust, RB
0.050%, 09/04/14 (A)	4,100	4,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

East Brunswick Township, BAN
1.000%, 07/29/15	$3,200	$3,223
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.040%, 09/01/14 (A) (B)	11,000	11,000
JPMorgan Chase PUTTERs/DRIVERs, Ser 4464, RB
0.040%, 09/01/14 (A) (B)	25,995	25,995
Livingston Township, BAN
1.000%, 05/15/15	2,400	2,414
Monmouth County, Improvement Authority, Government Pooled Loan, RB
2.000%, 12/04/14	1,100	1,105
Readington Township, BAN
1.000%, 01/29/15	4,025	4,038
River Vale Township, BAN
1.000%, 08/14/15	1,500	1,510
Sparta Township, GO
1.000%, 10/31/14	3,963	3,968
Union County, BAN
0.750%, 06/26/15	5,700	5,730
Woodbridge Township, BAN
1.000%, 08/21/15	6,700	6,751

		69,834

New York — 15.1%
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	4,265	4,280
Corning City, School District, Ser C, GO
1.000%, 06/25/15	10,700	10,773
Forest City, New Rochelle Revenue Bond Certificate Trust, Ser C, RB
0.080%, 09/04/14 (A) (B)	11,215	11,215
Hamburg, Central School District, BAN
0.750%, 06/12/15	3,900	3,913
Nassau County, Interim Finance Authority, Ser D1, RB
0.050%, 09/03/14 (A)	10,675	10,675
New York City, Water & Sewer System, Sub-Ser, RB
0.020%, 09/01/14 (A)	22,500	22,500
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.050%, 09/04/14 (A) (B)	4,100	4,100
New York City, Industrial Development Agency, Jewish Board of Family Services Project, RB
0.040%, 09/03/14 (A) (B)	335	335

SEI Tax Exempt Trust / Annual Report / August 31, 2014	13

SCHEDULE OF INVESTMENTS

Tax Free Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.050%, 09/04/14 (A) (B)	$1,725	$1,725
New York State, Dormitory Authority, Northern West Chester Project, RB
0.040%, 09/04/14 (A) (B)	2,200	2,200
New York State, Housing Finance Agency, 175 West 60th Street Project, RB
0.030%, 09/01/14 (A) (B)	2,800	2,800
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.050%, 09/03/14 (A)	5,000	5,000
New York State, Housing Finance Agency, Gotham West Project, Ser A2, RB
0.030%, 09/03/14 (A) (B)	8,000	8,000
New York State, Housing Finance Agency, Navy Pier Court Housing Project, Ser S, RB
0.040%, 09/02/14 (A) (B)	3,500	3,500
New York State, Liberty Development Authority, 3 World Trade Center Project, Ser A1, RB
0.150%, 12/01/49 (A)	34,000	34,000
Niagara Area, Development Authority, Niagara University Project, RB
0.050%, 09/03/14 (A) (B)	2,000	2,000
Rockland County, Industrial Development Agency, Jewish Community Certer Project, RB
0.030%, 09/05/14 (A) (B)	6,200	6,200
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.120%, 09/03/14 (A) (B)	2,045	2,045
Tonawanda, Various Purpose, BAN
1.000%, 09/04/14	1,900	1,900
Ulster County, Ser B, BAN
1.000%, 11/26/14	4,223	4,231
Victor, Central School District, BAN
1.000%, 09/26/14	2,400	2,401
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	3,900	3,927

		147,720

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 1.0%
North Carolina State, Capital Facilities Authority, TECP
0.090%, 12/18/14	$4,500	$4,500
North Carolina State, Capital Facilities Authority, TECP
0.100%, 12/09/14	3,050	3,050
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.050%, 09/04/14 (A) (B)	2,680	2,680

		10,230

Ohio — 2.1%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.050%, 09/04/14 (A) (B)	8,100	8,100
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.060%, 09/05/14 (A) (B)	6,550	6,550
Ohio State University, Ser 3C, RB
0.100%, 11/06/14	3,800	3,800
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.030%, 09/04/14 (A) (B)	2,000	2,000

		20,450

Oklahoma — 0.6%
Tulsa, Industrial Authority, Justin Industries Project, RB
0.060%, 09/04/14 (A) (B)	6,335	6,335

Oregon — 1.1%
Oregon State, Veterans Welfare Services Authority, Ser 83, GO
0.040%, 09/03/14 (A)	10,965	10,965

Pennsylvania — 3.8%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.040%, 09/04/14 (A) (B)	16,115	16,115
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.070%, 09/04/14 (A) (B)	1,825	1,825

14	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.120%, 09/04/14 (A) (B)	$300	$300
Bucks County, Industrial Development Authority, Grand View Hospital Project, Ser A, RB
0.040%, 09/04/14 (A) (B)	6,100	6,100
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.050%, 09/02/14 (A) (B)	1,255	1,255
Derry Township, Industrial & Commercial Development Authority, Arena Project, RB
0.050%, 09/04/14 (A) (B)	9,000	9,000
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.060%, 09/04/14 (A) (B)	1,300	1,300
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.070%, 09/05/14 (A) (B)	1,465	1,465

		37,360

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building Authority, Brown University Project, Ser A, RB
4.000%, 09/01/14	1,680	1,680

South Carolina — 0.9%
Chester County, School District, Ser B, GO
1.250%, 03/01/15	1,275	1,281
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	7,150	7,181

		8,462

South Dakota — 0.7%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.050%, 09/04/14 (A)	6,445	6,445

Tennessee — 4.0%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.040%, 09/03/14 (A) (B)	9,895	9,895

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Shelby County, Various Public Improvement Projects, Ser B, GO
0.040%, 09/04/14 (A) (B)	$29,000	$29,000

		38,895

Texas — 5.1%
Deer Park, Independent School District, School Building Project, GO, PSF-GTD
2.000%, 02/15/15	2,480	2,501
Houston, Utility System Revenue Authority, RB
0.040%, 09/04/14 (A) (B)	3,000	3,000
Lower Neches Valley, Industrial Development Authority, RB
0.010%, 09/01/14 (A)	12,000	12,000
RBC Municipal Products Trust, Ser E18, RB
0.050%, 09/04/14 (A) (B)	17,000	17,000
Texas State, Industry Educational Services, Ser B, GO
0.050%, 09/03/14 (A)	3,460	3,460
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	11,300	11,453
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.100%, 09/03/14 (A) (B)	1,000	1,000

		50,414

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.040%, 09/04/14 (A) (B)	3,950	3,950

Virginia — 0.2%
Fairfax, Economic Development Authority, Public Improvement Projects, RB Pre-Refunded @ 100
5.000%, 01/15/15 (C)	2,315	2,356

Washington — 0.8%
Washington State, Housing Finance Commission, Various Panorama Project, RB
0.050%, 09/04/14 (A) (B)	6,250	6,250
Washington State, Ser E, GO
5.000%, 02/01/15	2,000	2,041

		8,291

SEI Tax Exempt Trust / Annual Report / August 31, 2014	15

SCHEDULE OF INVESTMENTS

Tax Free Fund (Concluded)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Multi-State — 2.1%
BB&T Municipal Trust, Ser 1007, RB
0.150%, 09/04/14 (A) (B)	$565	$565
BB&T Municipal Trust, Ser 1039, RB
0.150%, 09/04/14 (A) (B)	12,885	12,885
FHLMC, Multi-Family Housing, Ser M027, RB
0.060%, 09/04/14 (A)	7,090	7,090

		20,540

Total Municipal Bonds (Cost $1,000,577) ($ Thousands)		1,000,577

Total Investments — 102.0% (Cost $1,000,577) ($ Thousands)		$1,000,577

Percentages are based on Net Assets of $980,727 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

As of August 31, 2014, all of the Fund’s investments are Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Tax Exempt Trust / Annual Report / August 31, 2014

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.4%

California — 4.0%
California State, Communities Development Authority, TECP
0.150%, 12/05/14	$1,500	$1,500
0.140%, 03/02/15	1,800	1,800
0.140%, 05/04/15	7,500	7,500
California State, Infrastructure & Economic Development Bank, Ser D, RB
0.010%, 09/01/14 (A) (B)	2,100	2,100
Irvine Ranch, Water District, Ser A1, SAB
0.060%, 09/04/14 (B)	4,000	4,000
San Diego County, Museum of Art Project, COP
0.080%, 09/04/14 (A) (B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.060%, 09/04/14 (B)	11,915	11,915
University of California, Ser AL4, RB
0.030%, 09/04/14 (B)	7,050	7,050

		37,065

Colorado — 0.7%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.060%, 09/03/14 (B)	6,885	6,885

Connecticut — 1.4%
Clinton, GO
1.000%, 02/10/15	2,680	2,690
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.050%, 09/04/14 (B)	4,200	4,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.050%, 09/04/14 (A) (B)	$1,815	$1,815
Connecticut State, RB
5.000%, 11/01/14	1,640	1,653
East Lyme, BAN
1.000%, 07/23/15	1,105	1,114
Hartford County, Metropolitan District, Ser B, GO
2.000%, 05/01/15	1,190	1,205

		12,677

District of Columbia — 2.6%
District of Columbia, American University Project, RB
0.040%, 09/03/14 (A) (B)	5,900	5,900
District of Columbia, American University Project, RB, NATL
0.040%, 09/01/14 (A) (B)	13,600	13,600
District of Columbia, Ser A, RB
0.090%, 09/04/14 (B)	5,300	5,300

		24,800

Florida — 7.3%
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.050%, 09/04/14 (A) (B)	2,000	2,000
Eclipse Funding Trust, Ser 2007-0036, COP, AGM
0.050%, 09/04/14 (A) (B)	3,460	3,460
Highlands County, Health Facilities Authority, RB
0.040%, 09/03/14 (B)	8,000	8,000
Kissimmee, Utility Authority, RB (A)
0.110%, 12/08/14	9,350	9,350
Kissimmee, Utility Authority, TECP
0.110%, 11/06/14	8,750	8,750
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.050%, 09/02/14 (A) (B)	15,300	15,300
Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.040%, 09/04/14 (A) (B)	1,300	1,300
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.060%, 09/04/14 (A) (B)	5,260	5,260

SEI Tax Exempt Trust / Annual Report / August 31, 2014	17

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.050%, 09/04/14 (A) (B)	$2,975	$2,975
RBC Municipal Products Trust, Ser E43, GO
0.050%, 09/04/14 (A) (B)	6,395	6,395
RBC Municipal Products Trust, Ser E50, GO
0.050%, 09/01/14 (A) (B)	6,000	6,000

		68,790

Georgia — 6.2%
Athens-Clarke County, Unified Goverment Developmental Authority, University of Georgia Athletic Association Improvements Project, Ser B, RB
0.030%, 09/01/14	2,050	2,050
Georgia State, Municipal Electric Authority, Various Projects, Ser B, RB
0.040%, 09/03/14 (A) (B)	13,000	13,000
Houston County, School District, GO
4.000%, 09/01/14	1,185	1,185
Macon, Water Authority, Ser A, RB
0.060%, 09/04/14 (B)	2,825	2,825
Main Street Natural Gas, Ser A, RB
0.050%, 09/04/14 (B)	32,590	32,590
Paulding County, Hospital Authority, Ser B, RB
0.050%, 09/04/14 (A) (B)	6,875	6,875

		58,525

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.150%, 09/04/14 (A) (B)	1,065	1,065

Illinois — 3.8%
Illinois State, Development Finance Authority, Cradle Society Project, RB
0.150%, 09/03/14 (A) (B)	5,200	5,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.050%, 09/03/14 (A) (B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.060%, 09/04/14 (B)	27,532	27,532

		35,232

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 2.7%
Indiana State, Bond Bank, Revenue Funding Program Notes, Ser A, RAN
1.250%, 01/06/15	$3,820	$3,833
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.050%, 09/04/14 (A) (B)	2,895	2,895
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.070%, 09/04/14 (A) (B)	3,825	3,825
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser B, RB
0.040%, 09/03/14 (A) (B)	8,900	8,900
St. Joseph County, Education Facilities Authority, University of Notre Dame Project, RB
0.030%, 09/04/14 (B)	5,800	5,800

		25,253

Iowa — 0.5%
Mason City, Industrial Development Authority, Supervalu Project, RB
0.070%, 09/03/14 (A) (B)	4,900	4,900

Kansas — 2.1%
Kansas State, Department of Transportation Project, Ser C-1, RB
0.040%, 09/01/14 (B)	4,110	4,110
Kansas State, Development Finance Authority, RB
0.070%, 09/04/14 (B)	7,500	7,500
Wyandotte County, Kansas City Unified Government Notes, Ser I, GO
0.180%, 03/01/15	8,500	8,500

		20,110

Kentucky — 1.9%
Daviess County, Wendell Fosters Campus Project, RB
0.070%, 09/04/14 (A) (B)	1,320	1,320
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.040%, 09/04/14 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RB
1.000%, 09/01/14	3,260	3,260

18	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RB
1.000%, 08/01/15	$2,850	$2,870
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.070%, 09/04/14 (A) (B)	3,340	3,340

		17,790

Louisiana — 1.1%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.050%, 09/03/14 (A) (B)	10,000	10,000

Maryland — 1.4%
Montgomery County, Housing Opportunites Commission, Ser C, RB, GNMA/FNMA/FHLMC
0.040%, 09/02/14 (A) (B)	2,795	2,795
Montgomery County, Trinity Health Credit Group Project, RB
0.090%, 09/02/14 (B)	10,100	10,100

		12,895

Massachusetts — 1.3%
Leominster, BAN
1.000%, 06/26/15	1,000	1,006
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.040%, 09/04/14 (A) (B)	1,800	1,800
Massachusetts State, Port Authority, TECP
0.100%, 01/15/15	4,000	4,000
Natick, Various Purpose, GO
2.000%, 04/15/15	1,309	1,324
University of Massachusetts, Building Authority, TECP
0.110%, 01/08/15	1,000	1,000
University of Massachusetts, Building Authority, Ser 04-1, RB, AMBAC Pre-Refunded @ 100
5.250%, 11/01/14 (C)	2,745	2,768

		11,898

Michigan — 5.7%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.050%, 09/01/14 (B)	25,200	25,200
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.090%, 09/02/14 (B)	3,900	3,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.070%, 09/04/14 (A) (B)	$3,160	$3,160
St. Joseph, Hospital Finance Authority, Lakeland Hospital Project, RB, AGM
0.100%, 09/04/14 (B)	12,500	12,500
0.100%, 09/04/14 (B)	9,000	9,000

		53,760

Minnesota — 0.8%
Goodhue, Independent School District No. 253, Aid Anticipation Certificates, Ser A, GO
1.000%, 09/17/14	1,300	1,300
Minneapolis State, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,020
Rocori, Independent School District No. 750, Aid Anticipation Certificates, Ser A, GO
1.250%, 09/29/14	1,355	1,356
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.200%, 09/03/14 (A) (B)	3,650	3,650

		7,326

Mississippi — 1.1%
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.040%, 09/04/14 (B)	6,325	6,325
Mississippi State, Business Finance, Tindall Corp. Project, RB
0.050%, 09/02/14 (A) (B)	4,010	4,010

		10,335

Missouri — 0.6%
Missouri State, Health & Educational Facilities Authority, TECP
0.090%, 10/03/14	3,900	3,900
Missouri State, Health & Educational Facilities Authority, TECP
0.110%, 11/05/14	2,000	2,000
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.050%, 09/04/14 (A) (B)	100	100

		6,000

SEI Tax Exempt Trust / Annual Report / August 31, 2014	19

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 3.2%
Central Plains, Energy Project No. 2, RB
0.050%, 09/04/14 (B)	$17,290	$17,290
Norfolk, Industrial Development Authority, Supervalu Project, RB
0.070%, 09/03/14 (A) (B)	2,800	2,800
Omaha, Public Power District, TECP
0.110%, 11/06/14	7,900	7,900
0.110%, 11/13/14	2,200	2,200

		30,190

Nevada — 3.4%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Senior Lien, RB
0.050%, 09/01/14 (A) (B)	32,255	32,255

New Hampshire — 0.7%
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.100%, 09/01/14 (B)	7,000	7,000

New Jersey — 8.5%
Clipper, Tax-Exempt Certificate Trust, RB
0.050%, 09/04/14 (B)	3,900	3,900
East Brunswick Township, BAN
1.000%, 07/29/15	3,313	3,337
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.050%, 09/01/14 (A) (B)	44,000	44,000
Livingston Township, BAN
1.000%, 05/15/15	2,600	2,615
Monmouth County, Improvement Authority, Government Pooled Loan Notes, RB
2.000%, 12/04/14	1,475	1,482
Readington Township, BAN
1.000%, 01/29/15	4,150	4,163
River Vale Township, BAN
1.000%, 08/14/15	1,500	1,510
Sparta Township, GO
1.000%, 10/31/14	5,140	5,146
Sussex County, GO
2.000%, 02/15/15	1,425	1,437
Union County, BAN
0.750%, 06/26/15	6,200	6,233
Woodbridge Township, BAN
1.000%, 08/21/15	6,300	6,348

		80,171

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 12.1%
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	$4,440	$4,455
Corning City, School District, Ser C, BAN
1.000%, 06/25/15	11,770	11,850
Fayetteville-Manlius, Central School District, BAN
1.000%, 07/17/15	2,089	2,104
Forest City, New Rochelle Revenue Bond Certificate Trust, Ser C, RB
0.080%, 09/04/14 (A) (B)	1,270	1,270
Hamburg, Central School District, BAN
0.750%, 06/12/15	4,300	4,314
Nassau County, Health Care Authority, RB
0.040%, 09/01/14 (A) (B)	7,630	7,630
Nassau County, Interim Finance Authority, Ser D1, RB
0.050%, 09/03/14 (B)	3,325	3,325
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.050%, 09/06/14 (B)	7,000	7,000
New York City, Housing Development Authority, Ser A, RB, NATL Pre-Refunded @ 100
5.000%, 07/01/15 (C)	9,000	9,361
New York State, Housing Finance Agency, 175 West 60th Street Project, RB
0.030%, 09/01/14 (A) (B)	5,200	5,200
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.050%, 09/03/14 (B)	2,000	2,000
New York State, Liberty Development Authority, 3 World Trade Center Project, Ser A1, RB
0.150%, 09/01/14 (B)	34,000	34,000
Niagara Area, Development Authority, Niagara University Project, RB
0.050%, 09/03/14 (A) (B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.050%, 09/04/14 (A) (B)	2,600	2,600
Tonawanda, Various Purpose, BAN
1.000%, 09/04/14	2,740	2,740

20	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ulster County, Ser B, BAN
1.000%, 11/26/14	$5,420	$5,429
Victor, Central School District, BAN
1.000%, 09/26/14	3,100	3,102
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	4,200	4,230

		113,315

North Carolina — 5.3%
Charlotte, Housing Authority, Stonehaven East Project, RB
0.060%, 09/02/14 (A) (B)	5,000	5,000
North Carolina State, Capital Facilities Authority, TECP
0.090%, 12/18/14	4,222	4,222
North Carolina State, Capital Facilities Authority, TECP
0.100%, 12/09/14	2,100	2,100
North Carolina State, Educational Facilities Finance Agency, Elon College Project, RB
0.040%, 09/03/14 (A) (B)	6,155	6,155
North Carolina State, Educational Facilities Finance Agency, RB
0.040%, 09/05/14 (A) (B)	2,280	2,280
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.060%, 09/03/14 (A) (B)	10,000	10,000
North Carolina State, Medical Care Commission, Caromont Health Project, Sub-Ser B, RB, NATL
0.050%, 09/03/14 (A) (B)	14,800	14,800
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.050%, 09/04/14 (A) (B)	5,000	5,000

		49,557

Ohio — 1.7%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.050%, 09/04/14 (A) (B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.070%, 09/04/14 (A) (B)	2,025	2,025
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.060%, 09/05/14 (A) (B)	2,210	2,210

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State University, Ser 3C, RB
0.100%, 11/06/14	$4,200	$4,200
Summit County, Port Authority, Barberton YMCA Project, RB
0.060%, 09/03/14 (A) (B)	1,430	1,430

		15,630

Oregon — 1.0%
Oregon State, Ser J, GO
5.000%, 05/01/15	1,680	1,734
Oregon State, Veterans Welfare Services Authority, GO
0.050%, 09/03/14 (B)	7,800	7,800

		9,534

Pennsylvania — 4.4%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.060%, 09/04/14 (A) (B)	800	800
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.050%, 09/02/14 (A) (B)	1,200	1,200
Delaware County, Industrial Development Authority, Melmark Incorporated Project, RB
0.050%, 09/01/14 (A) (B)	2,200	2,200
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.060%, 09/04/14 (A) (B)	1,420	1,420
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.050%, 09/04/14 (A) (B)	17,820	17,820
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.060%, 09/04/14 (A) (B)	2,800	2,800
RBC Municipal Products Trust, Ser E-16, RB
0.050%, 09/04/14 (A) (B)	9,500	9,500
RBC Municipal Products Trust, Ser E-31, RB
0.050%, 09/04/14 (A) (B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.050%, 09/04/14 (A) (B)	1,775	1,775

		41,515

SEI Tax Exempt Trust / Annual Report / August 31, 2014	21

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 0.8%
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	$7,050	$7,081

South Dakota — 1.4%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.050%, 09/04/14 (B)	9,425	9,425
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.070%, 09/03/14 (A) (B)	3,900	3,900

		13,325

Tennessee — 4.4%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.040%, 09/03/14 (A) (B)	4,995	4,995
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.040%, 09/03/14 (A) (B)	8,435	8,435
Shelby County, Various Public Improvement Projects, Ser B, GO
0.060%, 09/04/14 (A) (B)	27,880	27,880

		41,310

Texas — 3.3%
BB&T Municipal Trust, Ser 2036, RB
0.060%, 09/04/14 (B)	700	700
Eclipse Funding Trust, Ser 2006-0071, GO
0.050%, 09/04/14 (A) (B)	3,900	3,900
Houston, Utility System Revenue Authority, RB
0.040%, 09/04/14 (A) (B)	6,800	6,800
Lower Neches Valley, Industrial Development Authority, RB
0.020%, 09/01/14 (B)	2,500	2,500
Texas State, Industry Educational Services, Ser B, GO
0.050%, 09/03/14 (B)	5,940	5,940
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	7,800	7,906

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.060%, 09/03/14 (B)	$3,125	$3,125

		30,871

Vermont — 0.2%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.040%, 09/04/14 (A) (B)	1,995	1,995

Washington — 2.3%
Everett, GO
0.040%, 09/04/14 (A) (B)	9,000	9,000
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.080%, 09/05/14 (A) (B)	1,585	1,585
Washington State, Housing Finance Commission, Various Panorama Project, RB
0.050%, 09/04/14 (A) (B)	8,750	8,750
Washington State, Ser E, GO
5.000%, 02/01/15	1,900	1,939

		21,274

West Virginia — 0.4%
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.060%, 09/04/14 (A) (B)	3,500	3,500

Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.050%, 09/04/14 (A) (B)	6,090	6,090

Wyoming — 0.9%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.050%, 09/03/14 (A) (B)	3,900	3,900
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.050%, 09/03/14 (A) (B)	4,905	4,905

		8,805

22	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Multi-State — 1.4%
BB&T Municipal Trust, Ser 1039, RB
0.150%, 09/04/14 (A) (B)	$3,915	$3,915
FHLMC, Multifamily Housing, Ser M027, RB
0.060%, 09/04/14 (B)	9,185	9,185

		13,100

Total Municipal Bonds (Cost $951,824) ($ Thousands)		951,824

Total Investments — 101.4% (Cost $951,824) ($ Thousands)		$951,824

Percentages are based on Net Assets of $938,318 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

As of August 31, 2014, all of the Fund’s investments are Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	23

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.9%

Alabama — 0.8%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$834
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/19	5,495	6,423
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,179
University of Alabama, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,603

		11,039

Alaska — 0.7%
Alaska State, Housing Finance Authority, Genreral Housing Project, Ser B, RB, NATL Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,174
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,107

		9,281

Arizona — 3.2%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,645

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/21 @ 100
5.000%, 12/01/27	$2,500	$2,979
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB Callable 07/01/18 @ 100
5.000%, 07/01/32	1,820	2,030
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Sub-Ser A, RB
5.000%, 07/01/20	2,500	2,986
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,944
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,654
Arizona State University, RB Callable 08/01/24 @ 100
5.000%, 08/01/30	3,540	4,113
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (A)	3,690	4,086
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,311
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,953
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB
5.000%, 07/01/23	2,510	3,078
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,212
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	245	247
Pima County, Sewer System Authority, RB, AGM Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,306
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/24	1,330	1,586

24	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/23 @ 100
5.250%, 08/01/33	$1,000	$1,094

		42,224

Arkansas — 0.3%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,870
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,871

		3,741

California — 13.4%
Alameda Corridor, Transportation Authority, Senior Lien, Ser A, RB
5.000%, 10/01/20	1,725	2,057
Bay Area, Toll Authority, RB Pre-Refunded @ 100
5.000%, 04/01/18 (B)	1,030	1,190
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,076
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	4,018
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB Callable 12/01/17 @ 100
5.250%, 12/01/27	2,215	2,377
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/17	1,555	1,724
5.000%, 05/01/19	4,000	4,738
California State, Economic Recovery, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,079
5.000%, 07/01/20	5,000	5,929
California State, GO Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,986
California State, GO Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,537

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	$4,130	$4,985
California State, GO Callable 04/01/15 @ 100
6.250%, 10/01/19	480	483
California State, GO
5.000%, 02/01/17	580	643
5.000%, 10/01/18	3,000	3,496
5.000%, 11/01/19	1,000	1,191
5.000%, 02/01/20	2,000	2,386
5.000%, 09/01/22	625	765
California State, GO Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	3,027
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,063
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,872
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/43 (A)	2,500	2,948
California State, Municipal Finance Authority, Ser A, RB Callable 07/01/24 @ 100
5.250%, 01/01/34	250	278
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,181
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	5,066
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	3,022
California State, Ser A, GO
5.000%, 07/01/19	1,375	1,636
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	759
California State, Statewide Communities Development Authority, Ser C, RB Callable 09/02/14 @ 100
0.020%, 08/15/27 (A) (C)	1,550	1,550

SEI Tax Exempt Trust / Annual Report / August 31, 2014	25

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	$5,000	$5,992
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,019
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,811
Golden State, Tobacco Securitization Project, Ser A1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	4,180	3,818
Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,172
5.250%, 11/01/20	1,000	1,166
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	444
5.000%, 03/01/22	625	741
5.000%, 09/01/22	570	676
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,380
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,558
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	3,017
5.000%, 07/01/21	1,650	2,020
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,962
Los Angeles, Department of Water & Power, Ser B, RB Callable 01/01/24 @ 100
5.000%, 07/01/32	2,500	2,931
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,414

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Wastewater System Revenue, Ser A, RB Callable 06/01/20 @ 100
5.000%, 06/01/22	$2,025	$2,420
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
5.000%, 06/01/20	2,675	3,221
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	1,335	1,528
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,110
Orange County, Transportation Authority, RB Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,183
Rancho Santiago, Community College District, GO Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	3,094
Roseville Westpark, Community Facilities District No. 1, SAB Callable 03/01/15 @ 102
5.200%, 09/01/26	1,000	1,005
Sacramento County, Airport Systems Project, Ser D, RB Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,500
Sacramento, Water Authority, RB Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,662
San Diego County, Water Authority, Ser B, RB Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,904
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,778
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	3,500	4,034
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,915
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,365

26	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	$1,000	$1,172
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,549
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,435
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,571
University of California, Ser AF, RB
5.000%, 05/15/20	2,785	3,341
University of California, Ser AF, RB Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,376
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,533

		176,879

Colorado — 1.9%
Colorado State, Educational & Cultural Facilities Authority, Jewish Federation Bond, RB Callable 09/02/14 @ 100
0.030%, 02/01/35 (A)(C)	2,000	2,000
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,252
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	3,000
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,620
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB Callable 11/15/23 @ 100
5.250%, 11/15/26	2,000	2,372
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	2,000	2,282

		24,526

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 1.0%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	$3,500	$3,992
Connecticut State, Ser E, GO Callable 12/15/16 @ 100
5.000%, 12/15/17	830	918
Connecticut State, Special Tax Revenue, RB Callable 01/01/23 @ 100
5.000%, 01/01/30	2,500	2,910
Greenwich, GO
4.000%, 01/15/17	1,170	1,267
Hartford County, Metropolitan District, Ser B, GO
4.000%, 05/01/16	2,105	2,235
Stamford, Ser A, GO
5.000%, 06/01/17	1,690	1,893

		13,215

Delaware — 0.4%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,897
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,251

		5,148

District of Columbia — 0.2%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	3,118

Florida — 6.4%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC Callable 10/03/14 @ 100
5.000%, 10/01/16	2,080	2,087
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,935
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,436

SEI Tax Exempt Trust / Annual Report / August 31, 2014	27

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	$6,000	$6,558
5.500%, 06/01/17	2,000	2,252
5.250%, 06/01/17	2,815	3,151
5.000%, 06/01/19	2,000	2,321
5.000%, 06/01/21	5,000	5,907
Citizens Property Insurance, Ser A-1, RB
5.000%, 06/01/19	2,775	3,221
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,796
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,342
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16 (D)	2,250	2,441
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,303
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,034
Florida State, Turnpike Enterprise, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	9,169
Florida State, Turnpike Enterprise, Ser B, RB
5.000%, 07/01/16	1,000	1,085
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL
5.000%, 03/01/16	3,375	3,592
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,399
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,055
JEA, Electric System Revenue, Sub-Ser A, RB Callable 10/01/23 @ 100
5.000%, 10/01/25	1,500	1,779
5.000%, 10/01/26	1,395	1,639

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	$2,500	$2,852
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,208
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,558
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,532
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/23	550	596
6.000%, 06/01/21	650	695
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,574

		84,517

Georgia — 2.8%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,177
6.000%, 11/01/25	1,950	2,383
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,577
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.274%, 01/01/24 (A)	3,075	2,890
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,729
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB Callable 10/01/21 @ 100
5.250%, 10/01/27	880	968
Georgia State, Ser A-1, GO
5.000%, 02/01/24	5,000	6,266
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	5,025

28	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/18 (B)	$3,080	$3,531
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	835	893
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/20	1,000	1,185
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,805

		37,429

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	750	827

Hawaii — 0.9%
Hawaii State, Department of Budget & Finance, Queens Health System Project, Ser B, RB, AMBAC
0.216%, 07/01/24 (A)	2,150	2,045
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,393
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,037
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,893

		11,368

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	637
4.000%, 04/01/22	485	536
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,180
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	70

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB Callable 10/03/14 @ 100
6.000%, 10/01/24	$425	$425

		2,848

Illinois — 5.6%
Chicago, Airport Authority O’Hare International Airport, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,752
Chicago, Airport Authority O’Hare International Airport, RB Callable 01/01/23 @ 100
5.500%, 01/01/27	2,000	2,310
Chicago, Airport Authority O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/18	2,500	2,811
Chicago, Metropolitan Water Reclamation District, Ser C, GO
5.000%, 12/01/16	480	528
Chicago Park District, Ser C, GO Callable 01/01/24 @ 100
5.000%, 01/01/29	1,200	1,371
Illinois State, Development Authority, Memorial Group Inc. Project, RB Callable 11/01/23 @ 100
7.125%, 11/01/30	1,310	1,470
Illinois State, Finance Authority, Advocate Health Care Network Project, RB Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,257
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,140
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,117
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,138
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,811

SEI Tax Exempt Trust / Annual Report / August 31, 2014	29

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.500%, 06/01/23	$12,325	$14,389
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,150
5.000%, 06/01/15	2,975	3,073
Illinois State, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	2,500	2,988
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,595
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,283
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,546
Illinois State, Toll Highway Authority, Ser B, RB Callable 01/01/24 @ 100
5.000%, 01/01/32	1,250	1,434
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,907
Illinois State, Unemployment Insurance Issue, Compensation Trust Fund, Ser B, RB Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,369
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,411
University of Illinois, Ser A, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	3,210	3,677
University of Illinois, Ser A, RB Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,360

		73,887

Indiana — 1.0%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,120

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	$3,000	$3,199
Indiana University, Student Fee Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,324
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,031
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,868

		12,542

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,775

Kansas — 0.8%
Kansas State, Department of Transportation, Ser B, RB
0.504%, 09/01/19 (A)	1,750	1,749
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	3,006
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,567
Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 06/01/21 (E)	1,770	1,235

		10,557

Kentucky — 0.6%
University of Kentucky, Ser D, RB
5.250%, 10/01/18	7,250	8,480

Louisiana — 2.0%
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,116
5.000%, 07/15/27	1,750	1,942
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,228

30	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana State, Ser A, GO
5.000%, 08/01/21	$1,000	$1,213
Louisiana State, Ser A, RB Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,453
5.000%, 06/15/30	1,500	1,769
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,159
5.000%, 07/01/22	1,000	1,190
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/18 @ 100
5.500%, 05/15/28	8,500	9,322
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/20 @ 100
5.500%, 05/15/30	2,000	2,199

		26,591

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/20 @ 100
5.750%, 09/01/25	2,195	2,405
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,594
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,064
Maryland State, GO Pre-Refunded @ 100
5.000%, 08/01/16 (B)	900	981
Maryland State, GO
5.000%, 03/01/18	3,500	4,018
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,344
Maryland State, Ser B, GO
5.000%, 08/01/22	2,500	3,079
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,743

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Public Improvement Project, Ser A, GO Callable 07/01/19 @ 100
5.000%, 07/01/23	$3,750	$4,435
Westminster, Lutheran Millers Grant Project, RB
4.875%, 07/01/23	810	808
4.375%, 07/01/21	825	823
3.875%, 07/01/19	465	464

		27,758

Massachusetts — 3.6%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,384
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,157
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,422
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,309
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,166
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,648
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,069
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,969
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,756
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/22 @ 100
5.000%, 08/15/28	3,110	3,682
5.000%, 08/15/30	5,000	5,868

SEI Tax Exempt Trust / Annual Report / August 31, 2014	31

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	$3,000	$3,472
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/23	2,265	2,815
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/21	3,215	3,891

		47,608

Michigan — 2.2%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,352
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/22	5,000	5,772
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM Callable 07/01/24 @ 100
5.000%, 07/01/30	1,000	1,086
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,078
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,417
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,938
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	8,077
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,365
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,720
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,654

		29,459

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 2.4%
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B2, RB Callable 09/02/14 @ 100
0.020%, 11/15/35 (A) (C)	$1,000	$1,000
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,835
Minnesota State, Municipal Power Agency, RB Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,049
Minnesota State, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,390
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/20	2,000	2,406
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,155
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,763
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,792
Rochester, Waste Water Project, Ser A, GO
5.000%, 02/01/22	1,500	1,834
Southern Minnesota, Municipal Power Agency, Ser A, RB, AMBAC
5.250%, 01/01/17	600	665
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,765
University of Minnesota, Ser A, RB Callable 12/01/20 @ 100
5.250%, 12/01/28	1,370	1,643
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,868

		32,165

Missouri — 2.1%
Kansas City, Airport Revenue, Ser A, AMT, RB Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	9,160
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	1,974

32	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/17	$1,475	$1,659
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/24 @ 100
5.000%, 06/01/28	3,425	3,994
Missouri State, Highway & Transportation Commission, Second Lien, RB Pre-Refunded @ 100
5.250%, 05/01/17 (B)	3,490	3,933
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,953
University of Missouri, Ser A, RB
5.000%, 11/01/24	3,000	3,761

		27,434

Nebraska — 0.7%
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,297
Nebraska State, Public Power District, Ser C, RB Callable 01/01/18 @ 100
5.000%, 01/01/25	1,500	1,678
Omaha, Public Power District, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,621

		8,596

Nevada — 0.5%
Clark County, Airport Authority, Ser C, RB, AGM Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,175
Henderson, Local Improvement District No. T-18, SAB Callable 03/01/15 @ 100
5.300%, 09/01/35	1,430	1,140
Henderson, Public Improvement Trust, RB Callable 07/01/24 @ 100
5.500%, 01/01/34	810	886
Nevada State, Unemployment Compensation Project, RB
5.000%, 06/01/17	1,565	1,756

		6,957

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.314%, 10/01/33 (A)	$2,940	$2,643

New Jersey — 4.4%
Gloucester County, Pollution Control Financing Authority, Keystone Urban Renewal Project, AMT, RB
5.000%, 12/01/24	1,640	1,814
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/20	3,755	4,312
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	960	984
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,639
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,375
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	3,500	3,958
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15 (D)	3,110	3,274
New Jersey State, Economic Development Authority, AMT, RB Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,251
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	855	987
5.000%, 07/01/25	170	192

SEI Tax Exempt Trust / Annual Report / August 31, 2014	33

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, Ser B, RB Callable 09/15/15 @ 100
0.030%, 07/01/43 (A) (C)	$1,250	$1,250
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,818
New Jersey State, Ser Q, GO
5.000%, 08/15/19	6,110	7,139
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/17 @ 100
4.500%, 06/01/23	2,250	2,231
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,666
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,792
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,741
Rutgers University, Ser J, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	7,004

		58,427

New Mexico — 0.6%
New Mexico State, Finance Authority, RB
4.000%, 06/15/16	480	512
New Mexico State, Municipal Energy, Ser B, RB
0.855%, 11/01/39	5,000	5,019
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	2,000	2,080

		7,611

New York — 12.5%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,050
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/15/24 @ 100
5.000%, 11/15/28	3,000	3,515
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,830

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser C, RB Callable 05/15/18 @ 100
5.000%, 11/15/27	$1,850	$2,073
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,472
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,201
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/29	1,000	1,101
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,500
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,673
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/20	5,000	5,911
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,932
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,188
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	1,155	1,293
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC Callable 12/15/14 @ 100
5.000%, 06/15/21	785	796
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,251
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,539

34	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser E, GO
5.000%, 08/01/18	$2,000	$2,311
5.000%, 08/01/20	4,555	5,405
5.000%, 08/01/23	1,315	1,590
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,647
5.000%, 08/01/22	2,000	2,328
New York City, Ser F, GO Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,884
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	1,830	1,908
New York City, Ser K, GO Pre-Refunded @ 100
5.000%, 08/01/15 (B)	3,170	3,310
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	5,222
New York City, Sub-Ser G-1, GO Callable 04/01/22 @ 100
5.000%, 04/01/23	2,055	2,442
New York City, Sub-Ser I, GO Callable 03/01/24 @ 100
5.000%, 03/01/25	2,500	3,006
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,500
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,962
5.000%, 02/01/24	2,250	2,658
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,907
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	2,931
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Pre-Refunded @ 100
5.000%, 05/01/17 (B)	1,865	2,088
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	950	1,058

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/21 @ 100
5.000%, 07/01/21	$1,320	$1,545
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,908
New York State, Dormitory Authority, General Purpose Project, Ser A, RB Callable 02/15/24 @ 100
5.000%, 02/15/25	2,500	3,039
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/22 @ 100
5.000%, 07/01/23	610	732
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	301
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,459
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,781
New York State, Dormitory Authority, Touro College and University System Ser A, RB Callable 07/02/24 @ 100
5.250%, 01/01/34	925	1,010
New York State, Dormitory Authority, Ser E, RB
5.000%, 02/15/17	1,000	1,110
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,163
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,641
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,816

SEI Tax Exempt Trust / Annual Report / August 31, 2014	35

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	$2,000	$2,232
5.000%, 04/01/18	5,000	5,756
New York State, Thruway Authority, Ser A, RB Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	7,925
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	9,355	10,896
New York State, Thruway Authority, Ser J, RB Callable 01/01/24 @ 100
5.000%, 01/01/27	2,095	2,476
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	2,815	3,307
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,211
5.000%, 03/15/20	1,875	2,230
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,708
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB Callable 07/01/19 @ 100
4.625%, 07/01/22	1,000	1,036
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,744

		164,508

North Carolina — 1.0%
North Carolina State, Capital Improvement Project, Ser C, RB Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,541
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,370
North Carolina State, Public Improvement Project, Ser A, GO Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,354
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,148

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of North Carolina at Chapel Hill, RB Callable 12/01/17 @ 100
5.000%, 12/01/31	$1,650	$1,842

		13,255

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,080

Ohio — 2.1%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,351
Kent State University, General Revenue Receipts, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,891
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	3,023
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,238
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,775
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,201
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,202
Ohio State, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,172
Ohio State, Turnpike Commission, RB Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	2,915
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,249

		27,017

36	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	$3,000	$3,494
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/24	2,450	3,046
Oregon State, Property Tax, Ser J, GO Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,614
5.000%, 05/01/26	1,545	1,814

		10,968

Pennsylvania — 5.3%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,494
Allegheny County, Port Authority, RB Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,473
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,482
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,372
Butler County, Hospital Authority, Butler Health Systems Project, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,788
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,349
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/29	725	774
5.000%, 07/01/34	875	909
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,093

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	$2,510	$2,697
Monroeville, Finance Authority UPMC Project, RB
5.000%, 02/15/20	1,000	1,165
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,027
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,354
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,403
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,786
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,760
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,122
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,703
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,738
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	2,037
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,123
Pennsylvania State, Turnpike Commission, Sub-Ser A-1, RB Callable 12/01/24 @ 100
5.000%, 12/01/30	4,260	4,818

SEI Tax Exempt Trust / Annual Report / August 31, 2014	37

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	$3,650	$3,785
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/23 @ 100
5.000%, 09/01/25	2,840	3,361
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,374
5.000%, 09/15/28	2,610	2,994

		69,981

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,346

Rhode Island — 0.9%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/21	5,100	6,190
5.000%, 09/01/22	5,000	6,094

		12,284

South Carolina — 0.4%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,970
Piedmont, Municipal Power Agency, Ser A, RB, NATL
6.500%, 01/01/16 (D)	1,020	1,103
6.500%, 01/01/16	800	863

		4,936

Tennessee — 1.1%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	1,965
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,164
Nashville & Davidison County, Metropolitan Government, Tennessee Electric Revenue, Ser A, RB Callable 05/15/23 @ 100
5.000%, 05/15/29	2,040	2,407

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	$1,830	$2,115
5.000%, 07/01/20	1,100	1,318
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,734
Tennessee State, Ser A, GO
4.000%, 08/01/17	1,645	1,807

		14,510

Texas — 8.1%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,304
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,948
Conroe, Independent School District, GO, PSF-GTD Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,450
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,118
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,849
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/23	300	328
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,674
Harris County, Metropolitan Transit Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,889
5.000%, 11/01/29	3,160	3,617
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (E)	5,500	5,475

38	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Public Improvement Project, Ser A, GO Callable 03/01/18 @ 100
5.250%, 03/01/28	$4,915	$5,547
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,089
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,459
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,267
New Hope, Cultural Education Facilities Collegiate Housing Tarleton State, RB Callable 04/01/24 @ 100
5.000%, 04/01/29	500	540
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,476
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,587
North Texas, Municipal Water District, RB
5.000%, 09/01/22	5,000	6,099
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	278
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (A)	3,085	3,292
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,565
Texas State, Airport System Revenue, AMT, RB
4.750%, 07/01/24	2,500	2,612
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,620
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/16 (D) (E)	$25	$25
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB Callable 09/01/23 @ 100
7.000%, 12/31/38	2,500	3,062
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,152
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,702
Texas State, Public Finance Authority, RB
5.000%, 01/01/17	2,005	2,217
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Pre-Refunded @ 100
5.000%, 04/01/16 (B)	3,000	3,227
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,774
Texas State, Water System Revenue, Junior Lien, Ser A, RB Callable 11/15/23 @ 100
5.000%, 05/15/25	1,000	1,217
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,181
University of Texas, Ser B, RB Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,791
West Travis County, Public Utility Agency, RB Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,163

		106,594

Utah — 0.2%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	2,908

Virginia — 1.0%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,085

SEI Tax Exempt Trust / Annual Report / August 31, 2014	39

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chesterfield County, Property Tax, Ser B, GO
5.000%, 01/01/19	$1,745	$2,041
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,873
5.000%, 10/01/19	1,220	1,454
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,215
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,383
Virginia State, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,317

		13,368

Washington — 2.6%
King County, Sewer Revenue, Ser A, RB Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,892
Port of Seattle, Ser A, RB Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,897
Port of Seattle, AMT, GO Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,198
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,158
Washington State, GO
5.000%, 07/01/23	5,000	6,140
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/19	2,345	2,769
5.000%, 07/01/20	5,000	5,979
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,807
Washington State, Ser R-2010A, GO
5.000%, 01/01/17	1,020	1,127
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	3,000	3,540

		34,507

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB Callable 11/01/24 @ 100
5.000%, 12/01/29	$1,650	$1,921
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB Callable 10/01/22 @ 100
5.000%, 10/01/23	1,290	1,263
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,535	1,700

		4,884

Wyoming — 0.1%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	840	878

Total Municipal Bonds (Cost $1,216,132) ($ Thousands)		1,291,674

CASH EQUIVALENT — 1.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (F)	23,943,031	23,943

Total Cash Equivalent (Cost $23,943) ($ Thousands)		23,943

Total Investments — 99.7% (Cost $1,240,075) ($ Thousands)		$1,315,617

Percentages are based on Net Assets of $1,320,144 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of August 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

40	SEI Tax Exempt Trust / Annual Report / August 31, 2014

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,291,674	$—	$1,291,674
Cash Equivalent	23,943	—	—	23,943

Total Investments in Securities	$23,943	$1,291,674	$—	$1,315,617

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an intregal part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	41

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.1%

Alabama — 2.0%
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	$4,630	$4,688
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	980	992
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB Callable 11/15/14 @ 100
0.500%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB Callable 02/01/15 @ 100
0.450%, 08/01/37 (A)	5,000	5,000
Chatom, Industrial Development Board Revenue Authority, Ser B, RB
4.000%, 08/01/15	2,000	2,060
Columbia, Industrial Development Board Authority, Alabama Power Project, Ser B, RB Callable 09/02/14 @ 100
0.010%, 05/01/22 (A)	2,150	2,150
Columbia, Industrial Development Board, Alabama Power Project, Ser A, RB Callable 09/02/14 @ 100
0.030%, 05/01/22 (A)	1,900	1,900
Jefferson County, Ser C, GO Callable 12/03/18 @ 102
4.900%, 04/01/21	1,340	1,450

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mobile, Airport Authority, RB
5.500%, 10/01/15	$835	$855
Pell City, Special Care Facilities Financing Authority, RB
4.000%, 12/01/14	1,675	1,688

		22,783

Alaska — 0.2%
Alaska, Housing Finance, Ser A, RB Callable 09/04/14 @ 100
0.150%, 12/01/41 (A)	2,500	2,500

Arizona — 0.3%
Arizona State, School Facilities Board, RB, AMBAC
4.000%, 07/01/15	1,250	1,283
Arizona State, Sports & Tourism Authority, Professional Baseball Training Project, RB
5.000%, 07/01/15	1,000	1,034
Pima County, Industrial Development Authority, Charter Schools Project, RB
3.000%, 07/01/15	300	301
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.890%, 09/01/45 (A)	1,000	1,000

		3,618

Arkansas — 0.0%
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	305	321

California — 2.0%
Bay Area, Toll Authority, Ser B, RB Callable 10/01/17 @ 100
1.500%, 04/01/47 (A)	1,000	1,012
California State, Communities Development Authority, Ser E, RB, AGM
0.310%, 07/01/40 (A)	2,000	2,000
California State, GO Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,000	5,306

42	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Finance Authority, Waste Management Inc Project, Ser A, RB
1.550%, 02/01/19	$1,850	$1,850
California State, Pollution Control Financing Authority, RB Callable 09/02/14 @ 100
0.010%, 03/01/41 (A)	1,300	1,300
Chula Vista, Housing Authority, Garden Villas, Ser A, RB
0.350%, 06/01/15	2,650	2,651
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,697
Inland Valley, Development Agency, Ser C, TA Pre-Refunded @100
4.500%, 03/01/41 (A) (C)	1,000	1,064
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.400%, 12/01/15 (A) (D)	2,500	2,500
Puttable Floating Option Tax-Exempt Receipts, COP, NATL Callable 09/02/14 @ 100
0.250%, 07/16/23 (A)	800	800
South San Francisco, Unified School District, Ser D, GO
1.623%, 05/15/17 (E)	2,550	2,480

		22,660

Colorado — 2.2%
Colorado State, Educational & Cultural Facilities Authority, RB
3.000%, 08/15/16	355	370
Colorado State, Health Facilities Authority, Ser C-2, RB
4.000%, 10/01/40 (A)	1,250	1,307
Denver City & County, Airport System Revenue Authority, RB, AGM Callable 09/02/14 @ 100
0.200%, 11/15/25 (A)	5,000	5,000
Denver City & County, Airport System Revenue Authority, Ser C, RB
4.000%, 11/15/14	7,400	7,457
3.000%, 11/15/14	2,650	2,665

Description	Face Amount ($ Thousands)	Value ($ Thousands)

E-470, Public Highway Authority, RB Callable 03/01/17 @ 100
1.230%, 09/01/39 (A)	$2,000	$2,000
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/16	1,060	1,144
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,775
3.000%, 06/01/16	1,600	1,671

		25,389

Connecticut — 1.5%
Connecticut State, Economic Recovery Project, GO Callable 09/02/14 @ 100
0.330%, 07/01/16 (A)	6,000	6,000
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/29 (A)	1,855	1,890
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,007
0.950%, 05/15/15	1,000	1,001
Connecticut State, Ser A, GO
0.820%, 05/15/17 (A)	3,000	3,030
New Britain, BAN
2.000%, 10/30/14	1,500	1,503
Town of Hamden, BAN
1.250%, 08/20/15	3,000	3,017

		17,448

District of Columbia — 0.3%
District of Columbia, Income Tax Revenue Authority, Ser B, RB Callable 06/01/15 @ 100
0.650%, 12/01/15 (A)	2,860	2,870

Florida — 4.4%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	352
2.000%, 11/15/14	225	225
Davie, Educational Facilities Authority, Nova Southeastern University Project, Ser B, RB
4.000%, 04/01/16	775	811
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	9,220	9,351

SEI Tax Exempt Trust / Annual Report / August 31, 2014	43

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	$1,000	$1,073
Hillsborough County, Industrial Development Authority, General Hospital Project, RB
4.000%, 10/01/15	745	774
Hillsborough County, Industrial Development Authority, Lee Moffitt Cancer Center Project, Ser A, RB
5.000%, 07/01/16	1,630	1,760
Jacksonville, Sales Tax Revenue Authority, RB
5.000%, 10/01/16	435	476
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 3492Z, AMT, RB, AGM Callable 10/01/18 @ 100
0.250%, 10/01/32 (A)	8,505	8,505
Lake County, School Board, Ser B, COP, AMBAC Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,167
Martin County, Improvement Revenue Authority, RB, AMBAC
5.250%, 10/01/14	1,285	1,289
Miami-Dade County, Aviation Revenue, Ser E, AMT, RB, NATL
5.250%, 10/01/14	425	427
Miami-Dade County, Public Improvement Project, RB, AGM
5.000%, 10/01/14	3,250	3,262
4.000%, 10/01/15	3,390	3,529
Miami-Dade County, School Board, Ser A, COP Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,752
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/39 (A)	3,750	3,773
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,093
Palm Beach County, Health Facilities Authority, Jupiter Medical Center Project, RB
4.000%, 11/01/14	1,200	1,205

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.440%, 11/15/34 (A)	$1,075	$1,075
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.875%, 10/01/16 (B) (E)	4,040	3,996

		49,895

Georgia — 4.2%
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	1,000	1,016
Atlanta, Development Authority, Piedmont/Ellis LLC Project, RB
5.000%, 09/01/15	1,280	1,337
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,953
Burke County, Development Authority, RB
1.250%, 01/01/52 (A)	2,500	2,510
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	6,475	6,508
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,410	14,307
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
4.000%, 10/01/14	1,170	1,173
Georgia State, Ser G, GO Callable 09/08/14 @ 100
0.450%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	1,010	1,030
Medical Center Hospital Authority, Colombus Regional Health Care Project, RB, AGM
5.000%, 08/01/15	1,500	1,558
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,552

44	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Union City, Housing Authority, Providence Parkway Village Apartments, RB
0.500%, 05/01/17	$4,500	$4,499

		47,443

Idaho — 0.3%
Idaho, Housing & Finance Association, Ser A-CL, RB Callable 09/03/14 @ 100
0.300%, 01/01/38 (A) (D)	2,900	2,900

Illinois — 6.9%
Chicago, Board of Education, Ser A, GO, AMBAC
1.244%, 12/01/14 (E)	2,500	2,497
Chicago, Board of Education, Ser A2, GO Callable 12/01/16 @ 100
0.800%, 03/01/35 (A)	3,000	2,941
Chicago, Board of Education, Ser B, GO, AMBAC
5.000%, 12/01/14	1,000	1,011
Chicago, Board of Education, Ser C1, GO Callable 09/01/15 @ 100
1.000%, 03/01/32 (A)	1,930	1,934
Chicago, Park District, Ser D, GO, NATL Callable 01/01/16 @ 100
5.000%, 01/01/17	425	450
Chicago, Ser A, GO, AGM Callable 01/01/15 @ 100
5.000%, 01/01/16	2,000	2,030
5.000%, 01/01/17	4,125	4,179
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	815	866
Chicago, Various Projects, Ser B-1, GO Callable 09/02/14 @ 100
0.360%, 01/01/34 (A)	5,100	5,100
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,635
Cook County, High School District No. 209 Proviso Township, GO, AGM
5.000%, 12/01/15	1,500	1,582
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
4.207%, 12/01/17 (E)	3,250	2,905
3.561%, 12/01/15 (E)	495	476

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.388%, 12/01/14 (E)	$5,500	$5,473
Illinois State, Chicago Public Building Commission, Ser B, RB, NATL
5.250%, 12/01/14	1,000	1,011
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,235
Illinois State, Finance Authority, Resurrection Health Care Project, RB, AGM
5.000%, 05/15/15	3,700	3,803
Illinois State, GO
5.000%, 08/01/17	2,280	2,504
4.000%, 07/01/15	2,000	2,052
4.000%, 02/01/17	1,750	1,857
3.000%, 02/01/17	5,000	5,189
Illinois State, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/17	2,000	2,080
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/15	375	387
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.250%, 11/15/20 (A)	16,160	16,160
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	2,655	2,704
Romeoville Village, GO, AGM Callable 12/30/14 @ 100
4.000%, 12/30/15	500	506
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,466
Village of Bedford Park, Valorem Property Tax, Ser A, GO
3.000%, 12/15/16	1,410	1,482
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	609
Will County, Community Consolidated School District No. 157-C Frankfort, Ser C, GO, NATL
0.623%, 01/01/15 (E)	2,150	2,146

		79,270

SEI Tax Exempt Trust / Annual Report / August 31, 2014	45

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 2.7%
Indiana State, BAN Callable 11/01/14 @ 100
2.500%, 05/01/15	$10,200	$10,205
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	508
Indiana State, Finance Authority, Lease Appropriation Project, RB
0.540%, 02/01/35 (A)	4,000	4,000
Indiana State, Finance Authority, RB
0.540%, 02/01/35 (A)	2,500	2,500
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.300%, 05/01/28 (A)	3,500	3,500
Indiana State, Health Facility Financing Authority, Ascension Health Project, Ser A4, RB
1.500%, 10/01/27 (A)	5,025	5,088
Indianapolis, Thermal Energy System Revenue, RB, AGM
5.000%, 10/01/15	1,000	1,049
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	400	426
4.000%, 11/01/17	365	396
Posey County, Economic Development Project, RB
0.300%, 07/01/46 (A)	2,500	2,500
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	352

		30,524

Iowa — 0.9%
Iowa State, Higher Education Loan Authority, RAN
2.000%, 05/14/15	1,000	1,009
Randall, BAN Callable 02/01/16 @ 100
1.250%, 08/01/16	9,000	9,004

		10,013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas — 0.4%
Horton City, Ser 1, GO Callable 03/01/15 @ 100
1.150%, 06/01/15	$1,000	$1,000
Olath, Health Facilities Revenue Authority, Ser B, RB Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,024

		5,024

Kentucky — 1.0%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,155
Kentucky, Multi-Family Housing Centre Meadows Apartments Project, RB Callable 09/01/15 @ 100
0.700%, 03/01/17	3,000	3,001
Kentucky, Public Transportation Infrastructure Authority, RB
3.000%, 07/01/17	1,750	1,836
Lexington-Fayette Urban County, Richmond Place Project, RB
0.400%, 04/01/15 (D)	5,010	5,010

		11,002

Louisiana — 0.4%
Louisiana State, Offshore Terminal Authority, Ser B-1, RB
2.200%, 10/01/40 (A)	4,000	4,094

Maine — 0.0%
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	177

Maryland — 0.1%
Maryland State, Housing & Community Development Administration, Ser B, RB
1.000%, 03/01/36 (A)	1,000	1,001

Massachusetts — 1.6%
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL Callable 08/15/15 @ 100
5.000%, 08/15/17	1,535	1,604

46	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G-2, RB, AGM
0.290%, 07/01/42 (A)	$4,000	$4,000
Massachusetts State, Housing Finance Agency, RB Callable 03/01/15 @ 100
1.150%, 12/01/16	1,600	1,599
Massachusetts State, Housing Finance Agency, Ser A, RB Callable 03/01/15 @ 100
0.650%, 12/01/16	2,200	2,200
Massachusetts State, Housing Finance Agency, Ser E, RB Callable 06/01/15 @ 100
0.950%, 06/01/16	4,070	4,084
Massachusetts State, Ser A, GO Callable 08/01/15 @ 100
0.530%, 02/01/16 (A)	2,000	2,005
Massachusetts State, Ser D-1, GO Callable 02/01/16 @ 100
0.250%, 08/01/43 (A)	3,000	2,999

		18,491

Michigan — 5.3%
Brighton Area, School District, Ser II, GO, AMBAC
1.111%, 05/01/15 (E)	9,500	9,451
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,532
Detroit, Sewage Disposal System Revenue, Second Lien, Ser B, RB, NATL
5.000%, 07/01/15	490	509
Detroit, Water Supply System Revenue, Ser Senior A, RB, NATL
6.000%, 07/01/15	1,000	1,046
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,184
Lakewood, Public Schools, PUTTERs, Ser 2624Z, GO, AGM
0.030%, 05/01/29 (A)	4,900	4,900
L’Anse Creuse, Public Schools, School Building & Site Project, GO Callable 10/01/14 @ 100
0.050%, 05/01/35 (A)	5,000	5,000
Livonia, Public School District, GO
5.000%, 05/01/18	850	968

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.000%, 05/01/16	$500	$529
4.000%, 05/01/17	725	786
2.000%, 05/01/15	320	323
Livonia, Public School District, School Building & Site Project, Ser I, GO, AGM
2.000%, 05/01/15	1,000	1,011
Michigan State, Building Authority, Facilities Program, Ser II, RB, AMBAC Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	6,903
Michigan State, Finance Authority, Detroit School District, Ser E, RB
2.850%, 08/20/15	3,000	3,000
Michigan State, Finance Authority, Local Government Loan Program, RB
3.000%, 07/01/15	1,000	1,020
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB
5.000%, 07/01/18	2,275	2,568
Michigan State, Finance Authority, Senior Lien, Ser C6, RB
5.000%, 07/01/16	2,500	2,674
Michigan State, Finance Authority, Unemployment Obligations Project, RB Callable 09/23/14 @ 100
5.000%, 07/01/23	4,120	4,171
Michigan State, Hospital Finance Authority, RB
4.000%, 11/01/27 (A)	1,960	2,069
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
6.250%, 09/01/14 (B)	1,750	1,750
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
2.000%, 05/01/15	1,580	1,597
University of Michigan, Ser F, RB Callable 10/01/15 @ 100
0.450%, 04/01/43 (A)	5,000	5,006
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/15	2,450	2,495

		60,492

SEI Tax Exempt Trust / Annual Report / August 31, 2014	47

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 0.4%
Minneapolis & St Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	$1,000	$1,017
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	623
Pipestone County, Medical Center Revenue Authority, BAN
0.850%, 05/01/17	3,000	3,000

		4,640

Mississippi — 2.3%
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB Callable 10/01/14 @ 100
0.030%, 11/01/35 (A)	2,300	2,300
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,143
Perry County, Pollution Control Project, RB Callable 09/02/14 @ 100
0.250%, 02/01/22 (A) (D)	19,600	19,600
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB Callable 09/02/14 @ 100
0.500%, 10/01/17 (A) (D)	2,500	2,500

		26,543

Missouri — 1.7%
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14 (B)	1,200	1,200
Missouri State, Health & Educational Facilities Authority, St. Louis University, Ser B, Cl RB, RB Callable 09/02/14 @ 100
0.030%, 10/01/24 (A) (D)	7,300	7,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/16	$315	$329
Missouri State, Housing Development Commission, Shepard Apartments Project, Ser 3, RB
3.000%, 03/01/15	2,000	2,025
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	1,425	1,430
1.000%, 06/01/15	1,755	1,759
Platte County, Industrial Development Authority, I-29 & Tiffany Springs Parkway Project, RB
2.000%, 11/01/14	5,430	5,435

		19,478

Montana — 0.5%
Livingston, Livingston Healthcare Project, RAN Callable 06/01/15 @ 100
2.000%, 12/01/15	6,000	6,008

Nevada — 1.2%
Clark County, Department of Aviation, AMT, RB
5.000%, 07/01/16	1,800	1,946
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-663, GO, AGM Callable 06/15/17 @ 100
0.270%, 06/15/22 (A)	10,750	10,750
Reno, Ser B, GO
3.000%, 06/01/15	1,495	1,525

		14,221

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, AMT, RB
4.500%, 07/01/27 (A)	2,200	2,256

New Jersey — 14.4%
Absecon, BAN
1.000%, 08/06/15	1,540	1,544
Allamuchy Township, BAN
1.000%, 10/21/14	2,000	2,001
1.000%, 12/17/14	1,303	1,304
Borough of Palmyra, Ser B, BAN
1.000%, 09/08/15	1,545	1,548

48	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Borough of Paulsboro, Ser B, BAN
1.000%, 07/07/15	$2,401	$2,409
Camden County, Improvement Authority, RB
3.000%, 09/01/14	910	910
Carteret, BAN
1.000%, 02/06/15	3,200	3,206
Cedar Grove, Township School District, GO
1.000%, 09/18/14	3,668	3,669
Hillside Township, GO
1.000%, 08/07/15	2,439	2,445
Hudson County, GO
4.000%, 07/15/16	1,145	1,222
Kearny, BAN
1.000%, 02/05/15	16,833	16,864
Kearny, Board of Education, GO
1.250%, 10/09/14	9,150	9,154
Lincoln Park Borough, BAN
1.000%, 10/29/14	1,569	1,570
Lyndhurst Township, BAN
1.125%, 02/13/15	3,817	3,826
New Jersey State, Building Authority, BAN Callable 06/15/15 @ 100
3.000%, 06/15/16	5,000	5,085
New Jersey State, Economic Development Authority, Hillcrest Health Services Project, RB, AMBAC
1.158%, 01/01/15 (E)	2,000	1,992
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser E, RB Callable 08/01/15 @ 100
1.750%, 02/01/16 (A)	2,755	2,786
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
5.000%, 12/01/14	3,500	3,540
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/16	2,050	2,239
New Jersey State, Higher Education Student Assistance Authority, AMT, RB, AGM
0.330%, 06/01/16 (A)	3,395	3,395
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,503

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Tobacco Settlement Financing Authority, RB Callable 06/01/17 @ 100
0.700%, 06/01/29 (A)	$10,600	$10,600
New Jersey State, Transit Authority, Ser A, COP, AMBAC
5.500%, 09/15/15 (B)	1,875	1,978
5.250%, 09/15/14 (B)	1,325	1,327
New Jersey State, Transportation System, Ser B, RB
5.250%, 12/15/14	1,010	1,024
New Jersey State, Turnpike Authority, Ser E, RB Callable 07/01/16 @ 100
0.670%, 01/01/23 (A)	3,000	3,003
Newark, General Improvements Project, Ser B, BAN
1.750%, 06/24/15	9,000	9,053
Newark, General Improvements Project, Ser A, GO
5.000%, 07/15/15	1,000	1,038
Newark, Housing Authority, RB, AGM
4.500%, 12/01/18	500	533
Newark, Ser A, GO Callable 12/01/14 @ 100
1.750%, 02/20/15	2,000	2,004
Newark, Ser C, GO
1.750%, 06/24/15	2,000	2,012
Palmyra, Ser A, BAN
1.000%, 05/05/15	7,465	7,476
Passaic County, GO
3.000%, 08/15/15	1,220	1,253
Paterson, BAN
1.250%, 06/03/15	11,708	11,753
Plainfield, BAN
1.000%, 09/03/15	16,527	16,544
Southern Gloucester, Delsea Regional School District, GO, AGM
5.000%, 10/01/14	275	276
Toms River, GO
1.000%, 06/23/15	12,440	12,503
Winslow Township, Ser A, BAN
1.000%, 07/20/15	9,299	9,319

		163,908

New Mexico — 1.2%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	7,110	7,215

SEI Tax Exempt Trust / Annual Report / August 31, 2014	49

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico, Municipal Energy Acquisition Authority, RB
0.624%, 08/01/17 (A)	$5,000	$5,000
Taos County, Education Improvement Authority, RB, BAM
2.000%, 04/01/15	1,000	1,006

		13,221

New York — 17.2%
Auburn, Ser B, BAN
1.000%, 05/29/15	16,417	16,462
Board of Cooperative Education Services, RAN
1.250%, 06/26/15	2,000	2,010
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/31 (A)	2,500	2,517
0.900%, 11/01/31 (A)	2,500	2,513
Franklin County, Solid Waste Management Authority, AMT, BAN Callable 10/03/14 @ 100
1.000%, 03/31/15	3,860	3,860
Greater Southern Tier, Board of Cooperative Education Services, RAN
1.500%, 06/30/15	3,000	3,019
Long Island, Power Authority, Ser D, RB, NATL
5.000%, 09/01/14 (B)	370	370
5.000%, 09/01/14	80	80
Metropolitan New York, Transportation Authority, RB Callable 05/01/15 @ 100
0.634%, 11/01/32 (A)	1,000	1,001
Metropolitan New York, Transportation Authority, Ser A, RB Callable 11/15/15 @ 100
0.320%, 11/15/41 (A)	2,000	2,000
Metropolitan New York, Transportation Authority, Ser B, RB Callable 10/03/14 @ 100
0.730%, 11/01/34 (A)	1,250	1,250
Monroe County, Public Improvement Project, BAN
1.000%, 07/01/15	25,000	25,093
Nassau County, Health Care, RAN Callable 12/01/14 @ 100
2.250%, 01/15/15	9,500	9,524

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, GO Callable 10/01/15 @ 100
0.430%, 08/01/21 (A)	$4,000	$4,001
New York City, GO, AGM
0.460%, 06/01/36 (A)	800	800
New York City, Housing Development Authority, Ser B1B, RB Callable 12/01/14 @ 100
1.100%, 11/01/16	6,905	6,912
New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	3,000	3,013
New York City, Housing Development Authority, Ser F, RB Callable 11/01/14 @ 100
0.950%, 05/01/16	12,200	12,202
New York City, Ser C4, GO, AGM
0.200%, 10/01/27 (A)	350	350
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
1.440%, 10/01/28 (A)	825	825
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,009
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,013
Niagara Falls, School District, BAN
1.000%, 06/25/15	21,929	22,035
Orange & Ulster Counties, Board of Cooperative Education Services, Ser A, RAN
1.000%, 01/30/15	2,000	2,003
Oyster Bay, Ser B, BAN
1.000%, 07/10/15	34,000	34,116
Ramapo, Ser B, BAN
4.000%, 05/27/15	2,000	2,021
Rockland County, GO
2.000%, 03/17/15	1,500	1,512
Rockland County, Ser A, GO, AGM
5.000%, 03/01/16	2,000	2,124
5.000%, 03/01/17	1,375	1,503
2.000%, 10/15/14	1,466	1,468

50	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Schenectady, City School District, RAN
1.250%, 01/16/15	$15,000	$15,056
St. Lawrence County, BAN
1.100%, 07/24/15	2,900	2,904
Suffolk County, Judicial Facilities Agency, Dennison Building Project, RB
5.000%, 11/01/15	1,285	1,343
Suffolk County, RAN
1.500%, 03/26/15	5,000	5,033
Suffolk County, Ser I, GO
2.000%, 09/12/14	2,000	2,001
Westchester County, Health Care Revenue Authority, Senior Lien, Ser B, RB
5.000%, 11/01/14	1,500	1,511

		196,454

North Dakota — 0.2%
Williston, Ser A, RB Callable 11/01/14 @ 100
2.500%, 11/01/15	2,000	2,002

Ohio — 2.9%
American Municipal Power, RB
1.125%, 11/19/14	1,320	1,320
1.100%, 06/25/15	1,750	1,752
1.000%, 10/23/14	5,075	5,075
Cleveland, Airport System Revenue Authority, Ser A, RB, AMBAC
5.000%, 01/01/15	1,600	1,623
Deutsche Bank SPEARs/LIFERs Trust, Ser 619, RB Callable 06/01/17 @ 100
0.320%, 06/01/24 (A)	8,700	8,700
Hamilton County, Childrens Hospital Project, RB
5.000%, 05/15/18	450	514
4.000%, 05/15/17	785	852
Lancaster, Port Authority, RB
0.508%, 02/01/17	3,000	3,004
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	637
3.000%, 11/15/17	555	571
2.000%, 11/15/15	500	501
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
2.250%, 09/01/33 (A)	1,250	1,282

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Higher Educational Facility Commission, University Hospital Project, RB Callable 10/01/14 @ 100
0.600%, 01/15/33 (A)	$2,500	$2,500
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,537
Richland County, Ser A, BAN
1.600%, 01/07/15	1,400	1,403

		33,271

Oklahoma — 0.4%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,139
Muskogee, Industrial Trust, Muskogee Public Schools Project, RB
3.000%, 09/01/15	780	800
Oklahoma, School Districts & County, Revenue Anticipation Program, COP
0.750%, 06/30/15	2,000	2,000
Tulsa County, Industrial Education Authority, Broken Arrow Public Schools Project, RB
4.000%, 09/01/14	1,000	1,000

		4,939

Oregon — 0.1%
Medford, Hospital Facilities Authority, Rogue Valley Manor Project, RB
2.000%, 10/01/14	990	991

Pennsylvania — 5.4%
Bermudian Springs, School District, GO Callable 11/02/15 @ 100
0.804%, 05/01/23 (A)	2,000	2,003
Chester County, Industrial Development Authority, University Project, BAN Callable 10/03/14 @ 100
1.600%, 02/01/15	7,900	7,905
Clarion County, Industrial Development Authority, BAN Callable 11/01/15 @ 100
1.050%, 05/01/16	1,000	1,001

SEI Tax Exempt Trust / Annual Report / August 31, 2014	51

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware County, Elwyn Project, RB
4.000%, 06/01/15	$1,185	$1,205
Downingtown Area, School District, GO Callable 09/02/14 @ 100
0.300%, 05/01/15 (A)	1,710	1,710
Fort Leboeuf, School District, GO, NATL
4.000%, 01/01/15	1,175	1,188
Lancaster, Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	315
3.000%, 05/01/15	360	363
Lycoming County, Susquehanna Health System Project, Ser A, RB
5.000%, 07/01/15	1,000	1,030
Penn Hills, School District, GO
3.000%, 10/01/16	1,145	1,196
3.000%, 10/01/17	1,000	1,055
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,045
3.000%, 11/01/14	1,585	1,591
3.000%, 05/01/15	1,250	1,268
3.000%, 11/01/15	1,680	1,720
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, RB
3.000%, 12/01/38 (A)	7,500	7,630
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,420
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,047
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
4.700%, 11/01/21 (A)	2,000	2,014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.650%, 11/01/41 (A)	$2,425	$2,425
Pennsylvania State, Higher Educational Facilties Authority, Independent Colleges Project, Ser I3, Cl RB, RB Callable 11/01/14 @ 100
0.600%, 11/01/31 (A)	1,965	1,965
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/15	1,000	1,026
5.000%, 04/01/16	2,000	2,134
5.000%, 04/01/17	1,500	1,639
Pennsylvania State, Turnpike Commission, Ser B-1, RB Callable 06/01/17 @ 100
0.500%, 12/01/17 (A)	4,000	4,003
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,410
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,405
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/14	250	251
4.000%, 12/01/15	1,160	1,183

		61,147

Puerto Rico — 3.0%
Deutsche Bank, SPEARs, RB, AMBAC Callable 09/02/14 @ 100
0.585%, 08/01/54 (A)	12,585	12,585
Deutsche Bank, SPEARs, RB, NATL
0.580%, 08/01/41 (A)	10,335	10,335
0.580%, 08/01/42 (A)	9,615	9,615
Puerto Rico Commonwealth, Ser B, GO, AGM
6.500%, 07/01/15	1,000	1,035
Puerto Rico, Electric Power Authority, Ser KK, RB, AGM
5.500%, 07/01/15	150	153

		33,723

52	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rhode Island — 0.4%
Rhode Island State, Health & Educational Building, RB
4.000%, 05/15/16	$1,000	$1,055
4.000%, 05/15/17	1,650	1,765
3.000%, 05/15/15	1,300	1,323
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	976

		5,119

South Carolina — 0.7%
South Carolina State, Educational Facilities Authority, Furman University Project, Ser B, RB Callable 09/02/14 @ 100
0.040%, 10/01/39 (A)	3,000	3,000
South Carolina State, Housing Finance & Development Authority, Parker at Cone Project, RB, GNMA Callable 11/01/14 @ 100
0.800%, 05/01/15	2,250	2,253
South Carolina State, Jobs-Economic Development Authority, Anmed Health Project, RB
5.000%, 02/01/15	1,000	1,018
South Carolina State, Jobs-Economic Development Authority, Waste Management Project, RB
2.875%, 02/01/15	2,000	2,017

		8,288

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/14	1,000	1,000

Tennessee — 1.1%
Cleveland, Health & Educational Facilities Board, North Cleveland Towers Project, AMT, RB Callable 09/23/14 @ 100
0.700%, 03/01/16 (A)	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lewisburg, Industrial Development Board, Waste Management Project, AMT, RB
0.400%, 07/02/35 (A)	$4,200	$4,200
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/14	3,505	3,505
5.000%, 09/01/15	1,510	1,570

		12,275

Texas — 6.8%
Austin, SAB
3.005%, 12/01/16 (E)	3,000	2,941
2.663%, 12/01/15 (E)	6,905	6,853
Brazos, River Authority, Houston Industries Project, Ser D, RB, NATL
4.900%, 10/01/15	725	757
Central Texas, Regional Mobility Authority, Ser B, RB Callable 07/01/15 @ 100
3.000%, 01/01/45 (A)	500	501
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,099
5.000%, 11/01/17	2,000	2,267
Dickinson, Independent School District, GO
1.500%, 08/01/37 (A)	2,400	2,424
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	426
3.000%, 10/01/15	250	257
Houston, Utility System Revenue Authority, Ser A, RB Callable 12/01/14 @ 100
0.600%, 05/15/34 (A)	1,100	1,100
Hunt, Memorial Hospital District, RB, AGM Callable 10/01/14 @ 100
0.230%, 08/15/17 (A)	800	800
Jefferson County, Industrial Development, Jefferson Refinery Project, Ser A, RB
0.600%, 12/01/40 (A)	5,525	5,525
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4301, RB
0.280%, 11/15/20 (A)	5,000	5,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4314, RB

SEI Tax Exempt Trust / Annual Report / August 31, 2014	53

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.280%, 11/15/20 (A)	$5,555	$5,555
Port of Arthur, Navigation District, Motiva Enterprises Project, RB Callable 09/02/14 @ 100
0.190%, 11/01/40 (A)	600	600
0.180%, 11/01/40 (A)	9,950	9,950
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB Callable 09/02/14 @ 100
0.190%, 12/01/39 (A)	1,900	1,900
0.180%, 04/01/40 (A)	2,000	2,000
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB Callable 09/02/14 @ 100
0.190%, 12/01/39 (A)	2,420	2,420
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB Callable 09/02/14 @ 100
0.180%, 12/01/39 (A)	1,300	1,300
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,715
San Antonio, Water System Revenue, RB
0.730%, 05/01/43 (A)	3,000	2,999
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/16	500	523
Starr County, GO, AMBAC Callable 10/03/14 @ 100
4.000%, 08/15/17	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	467
3.000%, 09/01/14	375	375
3.000%, 09/01/15	500	512
Tarrant County, Cultural Education Facilities Finance, Ser 2973, RB Callable 11/15/18 @ 100
0.250%, 11/15/29 (A)	600	600
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,755	1,877

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Municipal Gas Acquisition & Supply II, RB
0.520%, 09/15/17 (A)	$690	$690
Texas State, Public Finance Authority, Revenue Refunding Assessment Unemployment, RB
4.000%, 07/01/17	3,000	3,247
Texas State, San Antonio Energy Acquisition, RB
5.250%, 08/01/15	1,000	1,035
Texas State, Transportation Commission, Ser B, RB Callable 02/15/15 @ 100
1.250%, 08/15/42 (A)	2,000	2,005
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	593
2.000%, 10/01/15	355	356
2.000%, 10/01/16	575	576

		77,746

Virgin Islands — 0.3%
Virgin Islands, Public Finance Authority, Ser B, RB
3.000%, 10/01/15	3,000	3,068

Virginia — 0.5%
Caroline County, Industrial Development Authority, BAN Callable 10/03/14 @ 100
4.000%, 08/01/16	1,815	1,860
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
1.950%, 08/01/38 (A)	2,000	2,001
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,335

		5,196

Washington — 2.1%
Energy Northwest, Wind Project, RB
5.000%, 07/01/16	750	813
5.000%, 07/01/17	750	837
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 3608, RB Callable 11/01/19 @ 100
0.250%, 03/01/28 (A)	13,050	13,050

54	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)

Port of Seattle, AMT, RB
4.000%, 06/01/16	$500	$526
Washington State, Economic Development Finance Authority, Waste Management Project, RB Callable 06/01/19 @ 100
2.125%, 06/01/20	7,500	7,500
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	200	219
5.000%, 11/15/17	500	566
5.000%, 11/15/18	655	760

		24,271

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
4.000%, 07/15/15	460	474
Wisconsin State, Health & Educational Facilities Authority, Gunderson Lutheran Project, Ser A, RB
5.000%, 10/15/14	1,250	1,257
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/15	1,200	1,239
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/15	600	614

		3,584

Total Municipal Bonds (Cost $1,138,491) ($ Thousands)		1,141,264

CASH EQUIVALENT — 2.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (F)	31,153,356	31,153

Total Cash Equivalent (Cost $31,153) ($ Thousands)		31,153

Total Investments — 102.8% (Cost $1,169,644) ($ Thousands)		$1,172,417

Percentages are based on Net Assets of $1,140,679 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F) Rate shown is the 7-day effective yield as of August 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,141,264	$—	$1,141,264
Cash Equivalent	31,153	—	—	31,153

Total Investments in Securities	$31,153	$1,141,264	$—	$1,172,417

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	55

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.9%

California — 97.9%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,389
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,718
5.000%, 10/01/23	2,160	2,600
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,417
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,535
California State, Communities Development Authority, Ser A, RB, AGM
5.000%, 10/01/21	500	587
5.000%, 10/01/22	500	588
5.000%, 10/01/23	500	589
California State, Department of Water Resources, Ser H, RB Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,438
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,078
5.000%, 05/01/19	2,000	2,369
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	805
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16	2,775	3,014
5.000%, 07/01/18	1,175	1,366

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	$505	$571
4.000%, 10/01/21	500	567
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	272
5.000%, 09/01/21	325	398
5.000%, 09/01/22	800	989
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/22 @ 100
5.000%, 09/01/25	785	947
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,483
California State, GO Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,943
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,341
California State, GO
5.250%, 02/01/18	2,000	2,306
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,092
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,420
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/22 @ 100
5.000%, 06/01/25	400	453
5.000%, 06/01/26	350	393
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/24	1,000	1,175
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (A)	875	937
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,068

56	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	$1,295	$1,423
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,425	1,577
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,664
California State, Public Works Board, Ser A, RB Callable 09/01/24 @ 100
5.000%, 09/01/25	3,600	4,374
California State, Public Works Board, Ser B, RB
5.000%, 10/01/20	1,000	1,197
California State, University Systemwide Project, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,367
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,284
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,362
California State, Various Purposes, GO Callable 12/01/23 @ 100
5.000%, 12/01/24	5,000	6,123
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,734
5.000%, 03/01/15	3,000	3,073
5.000%, 12/01/23	2,295	2,836
California State, Various Purposes, GO Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,176
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	6,066
California State, Various Purposes, GO Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,403

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Wide Communities Development Authority, Ser S, RB Callable 11/01/16 @ 100
2.500%, 08/01/20	$2,250	$2,306
Contra Costa, Transportation Authority, Ser B, RB Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,095
5.000%, 03/01/23	1,265	1,515
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	585
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/24	3,325	4,183
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	845	988
East Bay, Municipal Utility District Water System Revenue, Ser B, RB
5.000%, 06/01/22	1,500	1,850
East Bay, Municipal Utility District, Ser B, RB
4.000%, 06/01/21	3,000	3,483
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	580
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,791
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,054
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,210
Jurupa Public Financing Authority, Ser A, RB
5.000%, 09/01/19	475	548
Kern, High School District, GO Callable 08/01/22 @ 100
5.000%, 08/01/26	1,000	1,160
Kern, High School District, GO Callable 08/01/23 @ 100
5.000%, 08/01/24	2,000	2,411
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,116

SEI Tax Exempt Trust / Annual Report / August 31, 2014	57

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Long Beach, Community College District, Ser B, GO Callable 08/01/22 @ 100
5.000%, 08/01/25	$2,000	$2,387
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,405
Long Beach, Unified School District, Election 2008, Ser A, GO Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,354
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,439
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,740
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,565
Los Angeles, Community Facilities District, RB
5.000%, 09/01/21	1,050	1,240
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,340
Los Angeles, Department of Airports, AMT, RB Callable 05/15/22 @ 100
5.000%, 05/15/24	1,425	1,675
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,655
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/22	250	308
Los Angeles, Department of Water & Power, Ser C, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	750	918
Los Angeles, Unified School District, Ser B, GO
5.000%, 07/01/20	2,000	2,406
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/23	2,000	2,465

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	$2,500	$3,008
Manteca, Water Revenue Authority, RB Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,740
Newport Beach, Hoag Memorial Hospital Project, RB Pre-Refunded @ 100
6.000%, 12/01/21 (B)	3,000	3,892
North Orange County, Community College District, GO, NATL Pre-Refunded @ 100
5.000%, 08/01/15 (B)	1,770	1,848
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	344
Palo Alto, Unified School District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,247
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,348
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	3,465	4,096
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,415
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,842
San Diego County, Water Authority, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	6,000
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,713
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,953
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,297
5.000%, 05/15/24	1,000	1,166

58	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco Bay Area, Toll Authority, RB Callable 04/01/22 @ 100
5.000%, 04/01/25	$2,000	$2,404
5.000%, 04/01/26	1,425	1,702
San Francisco Bay Area, Toll Authority, Ser F, RB Pre-Refunded @ 100
5.000%, 04/01/17 (B)	2,000	2,233
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,455
San Francisco City & County, Public Utilities Commission, Ser A, RB Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,276
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 10/01/22 @ 100
5.000%, 10/01/26	2,000	2,386
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,215
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,317
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	939
Santa Clara County, Fremont Union High School District, GO, NATL Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,098
Santa Clara County, Ser B, GO
5.000%, 08/01/22	1,785	2,216
Santa Clara Valley, Transportation Authority, Ser A, RB Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,197
Santa Monica-Malibu, Unified School District, GO Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,280
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,564
Sonoma-Marin, Area Rail Transit District, Ser A, RB Callable 03/01/22 @ 100
5.000%, 03/01/23	725	868
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	892

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, TA Callable 08/15/21 @ 102
5.000%, 08/15/23	$725	$824
5.000%, 08/15/24	1,000	1,129
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,210
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,187
Southern California, Metropolitan Water District, Ser B3, RB, NATL Pre-Refunded @ 100
5.000%, 10/01/14 (B)	2,160	2,168
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,745
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,214
University of California, Regents Medical Center Project, Ser A, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,043
University of California, Revenues Limited Project, Ser E, RB
5.000%, 05/15/18	3,000	3,460
University of California, Ser AM, RB Callable 05/15/24 @ 100
5.000%, 05/15/25	1,000	1,241
University of California, Ser K, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,032
Upland, Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,108
Ventura County, Community College District, GO
5.000%, 08/01/16	500	545
Whittier, Union High School District, GO, NATL Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,546

Total Municipal Bonds (Cost $236,086) ($ Thousands)		248,682

SEI Tax Exempt Trust / Annual Report / August 31, 2014	59

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund (Concluded)

August 31, 2014

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% † (C)	2,483,456	$2,483

Total Cash Equivalent (Cost $2,483) ($ Thousands)		2,483

Total Investments — 98.9% (Cost $238,569) ($ Thousands)		$251,165

Percentages are based on Net Assets of $254,068 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of August 31, 2014.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$248,682	$—	$248,682
Cash Equivalent	2,483	—	—	2,483

Total Investments in Securities	$2,483	$248,682	$—	$251,165

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

60	SEI Tax Exempt Trust / Annual Report / August 31, 2014

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.6%

Guam — 0.5%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$250	$280

Massachusetts — 96.1%
Belmont, Municipal Purpose Loan Project, GO
5.000%, 04/15/24	1,000	1,250
Beverly, Municipal Purpose Loan, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	500	576
Boston, Ser A, GO Callable 03/01/24 @ 100
5.000%, 03/01/25	500	624
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,241
Cambridge, GO
5.000%, 01/01/20	300	358
5.000%, 02/15/21	500	608
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, NATL
7.000%, 03/01/21	385	464
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	60	62
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	643
5.000%, 07/01/22	500	612
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,231
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	570
5.500%, 07/01/24	750	965
5.250%, 07/01/21	800	985
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	200	225

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	$500	$598
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,211
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	540	635
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	550
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	278
Massachusetts State, Development Finance Agency, Boston College Project, Ser R1, RB
5.000%, 07/01/17	485	542
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,210
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	571
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	280
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	166
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	596
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18 (A)	250	292
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	337

SEI Tax Exempt Trust / Annual Report / August 31, 2014	61

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	$500	$576
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	551
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	562
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	565
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/19	500	564
5.000%, 01/01/21	500	566
Massachusetts State, Federal Highway Project, RB Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,210
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	547
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	593
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	500	598
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	634
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL
5.000%, 08/15/15	1,070	1,117
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	317

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	$500	$656
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	559
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	250	295
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	224
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	586
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL
5.000%, 07/01/16	750	810
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/21	500	589
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	362
Massachusetts State, School Building Authority, School Building Project, Ser A, RB, AMBAC
5.000%, 08/15/17	500	565
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,219
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/21	1,000	1,217
5.000%, 05/15/23	1,000	1,233
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 08/15/19	500	593
5.000%, 10/15/21	210	256

62	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	$500	$608
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	623
5.250%, 08/01/23	250	314
5.000%, 08/01/23	500	619
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/21	1,000	1,234
5.250%, 09/01/21	500	618
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,246
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	928
Massachusetts State, Ser D, GO
5.500%, 11/01/19	1,150	1,398
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	618
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	450	540
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/21	1,000	1,219
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,188
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	629
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	586
Metropolitan Boston, Transit Parking Authority, RB Callable 07/01/21 @ 100
5.000%, 07/01/22	500	590
Newton, GO
5.000%, 03/01/22	465	571
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	602

		49,375

Total Municipal Bonds (Cost $46,590) ($ Thousands)		49,655

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (B)	1,261,812	$1,262

Total Cash Equivalent (Cost $1,262) ($ Thousands)		1,262

Total Investments — 99.1% (Cost $47,852) ($ Thousands)		$50,917

Percentages are based on Net Assets of $51,394 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of August 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,655	$—	$49,655
Cash Equivalent	1,262	—	—	1,262

Total Investments in Securities	$1,262	$49,655	$—	$50,917

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	63

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Delaware — 1.2%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/24	$1,000	$1,213

New Jersey — 88.8%
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/23	1,085	1,341
Bergen County, Ser C, GO
3.000%, 12/01/19	1,500	1,615
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,385
Burlington County, Bridge Commission, RB
5.000%, 10/01/20	1,200	1,406
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL
5.000%, 07/15/15	1,750	1,823
Carlstadt, School District, GO Callable 05/01/24 @ 100
5.000%, 05/01/25	500	599
Carlstadt, School District, GO
5.000%, 05/01/23	500	602
Freehold, Regional High School District, GO, NATL
5.000%, 03/01/15	1,280	1,310
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,310
4.000%, 11/01/21	2,500	2,866
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,101
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,194
4.000%, 09/01/18	460	505
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	599

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Matawan-Aberdeen, Regional School District, GO Callable 09/15/21 @ 100
5.000%, 09/15/23	$500	$573
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	787
4.000%, 12/01/16	1,640	1,768
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	1,065	1,282
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	912
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,406
4.000%, 11/15/20	485	552
New Jersey State, Economic Development Authority, Cigarette Tax, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	685	776
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	1,000	1,119
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB Callable 03/01/21 @ 100
5.250%, 09/01/26	2,000	2,262
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Pre-Refunded @ 100
5.250%, 12/15/15 (A)	1,485	1,580
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM Callable 07/01/18 @ 100
5.000%, 07/01/23	3,195	3,644
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	1,000	1,040
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	818

64	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	$1,620	$1,762
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/20	1,500	1,719
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21	975	1,204
5.250%, 09/01/21 (B)	25	31
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,234
5.000%, 09/01/20	1,220	1,468
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,153
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,447
New Jersey State, GO
5.250%, 08/01/21	2,000	2,412
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,150
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	1,000	1,129
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,310
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,982
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB Callable 01/01/24 @ 100
5.000%, 07/01/26	1,000	1,168
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/21	1,000	1,138

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Institute of Technology, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	$500	$586
5.000%, 07/01/26	400	465
5.000%, 07/01/27	500	577
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,410
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,532
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,963
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,323
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,888
5.250%, 12/15/21 (B)	15	19
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/15 (A)	1,115	1,157
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/25	1,000	1,215
New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,147
North Hudson, Sewerage Authority, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	1,000	1,170
Ocean County, GO
4.000%, 08/01/19	710	795
Passaic County, GO
3.000%, 08/15/16	1,000	1,044
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,199
5.000%, 05/01/22	1,000	1,147
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/23	1,000	1,116

SEI Tax Exempt Trust / Annual Report / August 31, 2014	65

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund (Concluded)

August 31, 2014

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

South Jersey, Transportation Authority, Ser A1, RB
4.000%, 11/01/17	$1,000	$1,077
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,168
5.000%, 09/15/17	635	710

		86,190

New York — 6.0%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,357
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	1,000	1,230
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,000	1,186

		5,773

Pennsylvania — 2.6%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,738
5.000%, 07/01/16	730	789

		2,527

Total Municipal Bonds (Cost $91,776) ($ Thousands)		95,703

CASH EQUIVALENT — 1.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (C)	1,698,868	1,699

Total Cash Equivalent (Cost $1,699) ($ Thousands)		1,699

Total Investments — 100.4% (Cost $93,475) ($ Thousands)		$97,402

Percentages are based on Net Assets of $97,012 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of August 31, 2014.

AGM	— Assured Guaranty Municipal

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax (subject to)

Cl	— Class

COP	— Certificate of Participation

GO	— General Obligation

NATL	— National Public Finance Guarantee Corporation

RB	— Revenue Bond

Ser	— Series

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$95,703	$—	$95,703
Cash Equivalent	1,699	—	—	1,699

Total Investments in Securities	$1,699	$95,703	$—	$97,402

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

66	SEI Tax Exempt Trust / Annual Report / August 31, 2014

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.1%

Guam — 0.9%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$730	$816
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	500	551

		1,367

New York — 98.2%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	700
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,091
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/23	650	778
Build NYC Resource Corp., United Jewish Appeal Federation, RB
5.000%, 07/01/22	1,100	1,345
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	950
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,099
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,662

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/17	$500	$548
5.000%, 12/01/18	1,000	1,088
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,931
Metropolitan New York, Transportation Authority, Ser A, RB, NATL Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,130
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.500%, 11/15/19	400	483
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	594
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/21	1,000	1,199
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,569
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/22	1,000	1,206
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,194
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,211
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,595
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	1,035	1,231
Nassau County, Local Economic Assistance, Catholic Health Services Project, RB
5.000%, 07/01/22	895	1,043

SEI Tax Exempt Trust / Annual Report / August 31, 2014	67

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York & New Jersey, Port Authority, Ser 173, RB
5.000%, 12/01/20	$1,000	$1,206
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/23 @ 100
5.000%, 12/01/24	2,000	2,360
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,191
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/22	1,100	1,342
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,500	1,778
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,261
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,270
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,975	2,054
New York City, Housing Development, Capital Funding Program, Ser B1, RB
5.000%, 07/01/20	1,000	1,168
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17 (B)	500	562
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,618
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,201
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,089
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,889
5.000%, 08/01/21	1,000	1,199
New York City, Ser D, GO Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,397
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,251
5.000%, 08/01/19	2,000	2,348
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,199
New York City, Ser G, GO
5.000%, 08/01/23	2,000	2,418

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	$725	$771
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,181
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,849
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,155
New York City, Ser I, GO, NATL Callable 10/06/14 @ 100
5.000%, 08/01/17	95	95
New York City, Ser I1, GO Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,160
New York City, Ser J, GO
5.000%, 08/01/22	500	602
New York City, Ser J1, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	324
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,155
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (B)	75	81
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S1, RB, NATL
5.000%, 07/15/16	350	380
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D, RB
5.000%, 11/01/17	750	852
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,210
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,167
5.000%, 11/01/19	1,650	1,964
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,785
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F1, RB
5.000%, 05/01/20	1,250	1,488

68	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	$1,000	$1,214
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,132
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	584
New York State, Dormitory Authority, Columbia University Project, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,086
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/18	1,000	1,168
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,265
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	500	595
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,809
New York State, Dormitory Authority, General Purpose Project, Ser A, RB Callable 02/15/24 @ 100
5.000%, 02/15/25	2,250	2,735
New York State, Dormitory Authority, Hospital Special Surgery Project, RB Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,297
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,048
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,203
New York State, Dormitory Authority, Mental Health Project, RB, AGM Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,532

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	$1,000	$1,160
New York State, Dormitory Authority, Mental Health Services Project, RB, NATL Pre-Refunded @ 100
5.000%, 02/15/15 (A)	5	5
New York State, Dormitory Authority, Mental Health Services Project, RB, NATL Callable 02/15/15 @ 100
5.000%, 08/15/19	995	1,016
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,127
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,103
5.000%, 07/01/18	795	908
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	121
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	542
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	735
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,153
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,185
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,175
5.000%, 03/15/23	750	924
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,172

SEI Tax Exempt Trust / Annual Report / August 31, 2014	69

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	$1,680	$2,000
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	420	435
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	572
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	1,960	2,350
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	546
New York State, Environmental Facilities Authority, RB
5.000%, 05/15/20	1,100	1,319
5.000%, 06/15/21	1,000	1,215
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	3,003
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 06/15/24	1,500	1,874
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,450
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,214
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 02/15/20	1,000	1,195
5.000%, 08/15/21	1,150	1,401
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	606
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,165

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.000%, 04/01/16	$270	$286
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,163
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,152
New York State, Thruway Authority, Ser B, RB, NATL Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,103
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,384
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,715
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	276
5.000%, 12/15/17	1,000	1,141
New York State, Urban Development Authority, Personal Income Tax Project, Ser A2, RB, AMBAC
5.500%, 03/15/18	1,000	1,165
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	508
Niagara Frontier, Transportation Authority, AMT, RB
5.000%, 04/01/21	600	695
Sales Tax Asset Receivable, Ser A, RB, NATL Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,006
Tobacco Settlement Financing, Ser B, RB Callable 06/01/16 @ 100
5.000%, 06/01/20	500	540
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,168
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	1,000	1,168
5.000%, 11/15/19	1,000	1,191
5.000%, 11/15/23	2,000	2,490
Utility Debt Securitization, Restructuring Authority, RB Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,106

70	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Westchester County, Ser B, RB
5.000%, 11/01/16	$1,000	$1,084
Westchester County, Ser C, GO
5.000%, 11/01/17	500	569
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	327

		147,243

Total Municipal Bonds (Cost $142,425) ($ Thousands)		148,610

CASH EQUIVALENT — 0.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (C)	676,368	676

Total Cash Equivalent (Cost $676) ($ Thousands)		676

Total Investments — 99.6% (Cost $143,101) ($ Thousands)		$149,286

Percentages are based on Net Assets of $149,940 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of August 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$148,610	$—	$148,610
Cash Equivalent	676	—	—	676

Total Investments in Securities	$676	$148,610	$—	$149,286

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	71

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,102

Pennsylvania — 97.3%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,138
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,140
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,040
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	823
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
5.000%, 06/01/18	1,000	1,147
5.000%, 12/01/19	500	587
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,160
Allegheny County, Ser C-73, GO
5.000%, 12/01/20	2,750	3,255
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,158

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bensalem Township, Water & Sewer Authority, RB Callable 10/03/14 @ 100
6.750%, 12/01/14 (A)	$10	$10
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,096
Bethel Park, Municipal Authority, Sewer Project, RB
4.000%, 09/01/16	1,055	1,121
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,158
Bethlehem, Water Revenue Authority, RB
5.000%, 11/15/21	1,250	1,463
Bristol Township, School District, GO
5.000%, 06/01/20	1,000	1,169
Bucks County, GO
5.000%, 12/01/20	1,000	1,201
Bucks County, Water & Sewer Authority, Neshaminey Sewer Project, RB, AGM Callable 06/01/15 @ 100
5.000%, 06/01/16	680	703
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	582
Butler County, GO
5.000%, 07/15/21	1,000	1,201
Central Bucks, School District, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,738
Central Dauphin, School District, GO, NATL Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,540
Central York, School District, GO
4.000%, 11/01/15	1,270	1,326
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,178
Clairton, Municipal Authority, Sewer Revenue, Ser B, RB
5.000%, 12/01/20	1,035	1,192
Cumberland County, GO
5.000%, 05/01/19	550	643
Delaware County, University Revenue Authority, RB
5.000%, 08/01/24	1,000	1,224
Delaware County, Higher Education Authority, Haverford College Project, RB Callable 05/15/20 @ 100
5.000%, 11/15/21	775	896

72	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware River, Joint Toll Bridge Commission, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	$1,500	$1,743
5.000%, 07/01/25	1,000	1,147
Easton Area, School District, GO
5.000%, 04/01/20	1,500	1,764
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,084
Geisinger Authority, Health Systems, Health Systems Project, Ser C, RB Callable 09/02/14 @ 100
0.020%, 06/01/41 (C)	1,000	1,000
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,081
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	1,060	1,229
McKeesport, Municipal Authority, Sewer Project, RB, AGM
5.000%, 12/15/21	1,290	1,489
Monroeville, Finance Authority, UPMC Project, RB Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,178
Montgomery County, GO Pre-Refunded @ 100
5.000%, 12/15/23 (B)	85	101
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, NATL
5.000%, 05/01/16	1,140	1,217
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	979
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,006
Montgomery County, Ser C, GO Pre-Refunded @ 100
5.000%, 12/15/23 (B)	35	42

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Ser C, GO Callable 12/15/19 @ 100
5.000%, 12/15/23	$880	$1,021
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,527
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	958
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,212
Pennridge, School District, Ser B, GO
5.000%, 02/15/22	1,000	1,196
Pennridge, School District, Ser B, GO Callable 02/15/22 @ 100
5.000%, 02/15/23	750	890
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	3,000	3,470
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,786
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 10/03/14 @ 100
5.000%, 04/01/16	1,450	1,454
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,178
5.000%, 07/01/21	1,500	1,804
Pennsylvania State, GO Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,196
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,143
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17 (A)	2,500	2,849
5.000%, 12/01/21	555	672

SEI Tax Exempt Trust / Annual Report / August 31, 2014	73

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	$1,000	$1,155
5.000%, 08/01/21	1,000	1,137
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,750
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,146
5.000%, 06/15/20	500	588
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB Callable 04/01/22 @ 100
5.000%, 04/01/23	500	590
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,653
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,125	3,709
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,148
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,159
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,213
Pennsylvania State, Turnpike Commission, RB Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,158
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,254
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,325

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	$1,000	$1,138
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,474
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	595	695
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,160
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	500	571
5.000%, 01/01/23	1,225	1,460
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,112
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,146
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	460
Pittsburgh, GO
5.000%, 09/01/23	1,030	1,239
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,001
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	360	360
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/19	1,000	1,169
Plum Boro, School District, Ser A, GO Callable 09/15/23 @ 100
5.000%, 09/15/24	1,000	1,172
Reading Area, Water Authority, RB, AGM Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,219
Rose Tree Media, School District, Ser B, GO Callable 08/01/21 @ 100
5.000%, 02/01/25	1,500	1,755
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,130
Spring-Ford, Area School District, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,037

74	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/23	$400	$487
Trinity Area, School District, GO, AGM
5.000%, 11/01/17	500	557
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	578
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,169
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,183
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	594
West Chester Area, School District, Ser A, GO
5.000%, 05/15/23	1,000	1,237
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,138
West York Area, School District, GO
5.000%, 04/01/22	1,150	1,362
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,391
Westmoreland County, Ser A, GO Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,203
Willistown Township, Municipal Sewer Authority, RB Callable 10/03/14 @ 100
6.000%, 01/01/15 (A)	5	5
Wilson, School District, GO
4.000%, 05/15/18	1,200	1,321

		121,813

Puerto Rico — 0.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	993

Total Municipal Bonds (Cost $118,810) ($ Thousands)		123,908

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (D)	1,422,861	$1,423

Total Cash Equivalent (Cost $1,423) ($ Thousands)		1,423

Total Investments — 100.1% (Cost $120,233) ($ Thousands)		$125,331

Percentages are based on Net Assets of $125,135 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of August 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$123,908	$—	$123,908
Cash Equivalent	1,423	—	—	1,423

Total Investments in Securities	$1,423	$123,908	$—	$125,331

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	75

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 64.4%

Alabama — 1.8%
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB Callable 10/01/23 @ 105
6.500%, 10/01/53	$12,000	$13,741
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	769

		14,510

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	90
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,183

		1,273

Arizona — 0.7%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,579
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,654
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	466

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	$250	$216
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	241
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	563

		5,719

California — 6.0%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	467
Bay Area, Toll Authority, Ser S-4, RB Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,906
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	400	411
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	590
California State, Economic Recovery Authority, Ser A, GO Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,087
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,134
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,200

76	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	$1,000	$1,188
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,680
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,162
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,614
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	278
California State, Various Purposes, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,384
Chino, Public Financing Authority, SAB Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,330
5.000%, 09/01/30	1,000	1,029
5.000%, 09/01/34	900	915
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B-3, RB Callable 07/15/22 @ 100
5.500%, 01/15/53 (B)	6,250	7,186
Imperial, Irrigation District, Electric Project, Ser C, RB Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,701
Long Beach, Towne Center Project, SAB Callable 10/01/18 @ 100
5.400%, 10/01/23	650	679
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,052

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
8.160%, 08/01/38 (C)	$5,410	$1,898
San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL
5.000%, 05/01/15	1,000	1,032
San Francisco City & County, Successor Redevelopment Agency, Succesor Agency Community Project, SAB Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,085
Southern California, Tobacco Securitization Authority, Ser A1, RB Callable 09/18/14 @ 100
5.000%, 06/01/37	2,000	1,600
Stockton, Public Financing Authority, Water Supply Project, Ser A, RB Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,737
6.250%, 10/01/40	1,000	1,157
Windsor, Unified School District, Election 2008, Ser D, GO
8.417%, 08/01/35 (C)	1,800	708

		47,210

Colorado — 1.3%
Colorado State, Catholic Health, Initiatives Project, RB
5.250%, 01/01/45	2,500	2,766
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	531
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,724
6.250%, 11/15/28	650	830
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/20 @ 100
6.000%, 01/15/34	500	556
E-470, Public Highway Authority, Ser C, RB Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,756

		10,163

SEI Tax Exempt Trust / Annual Report / August 31, 2014	77

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 0.7%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM Callable 07/01/21 @ 100
5.000%, 07/01/41	$5,000	$5,420

Delaware — 0.3%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/22 @ 100
5.000%, 09/01/42	675	701
4.625%, 09/01/32	1,635	1,663

		2,364

Florida — 2.3%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/22 @ 102
8.000%, 10/01/32	500	599
8.000%, 10/01/42	1,000	1,186
Broward County, Airport System Revenue, Ser Q-1, RB Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,206
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	535
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	262
Florida State, University Square Community Development District, Ser A1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	150	151
Florida State, Village Community Development District No. 10, SAB Callable 05/01/23 @ 100
6.000%, 05/01/44	2,235	2,371
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB Callable 10/03/14 @ 100
5.300%, 05/01/37	1,500	1,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB Callable 10/01/22 @ 100
5.000%, 10/01/28	$2,350	$2,742
JEA, Electric System Revenue, Sub-Ser D, RB Callable 04/01/23 @ 100
5.000%, 10/01/23	2,100	2,543
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,078
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB Callable 05/01/23 @ 100
5.000%, 05/01/29	1,000	1,027
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB Callable 06/01/22 @ 102
7.500%, 06/01/49	1,000	1,118
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/20 @ 100
5.875%, 08/01/40	500	537

		17,855

Georgia — 1.0%
Atlanta, Department of Aviation, Ser B, RB Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,215
5.000%, 01/01/42	3,000	3,309
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	604
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	499
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,112

		7,739

78	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Guam — 0.2%
Guam Government, Waterworks Authority, Ser A, RB Callable 07/01/24 @ 100
5.000%, 07/01/35	$1,250	$1,346

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB Callable 07/01/20 @ 100
5.750%, 07/01/40	500	560

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	250	290

Illinois — 1.3%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	250
Chicago, Midway Airport Revenue, Second Lien, Ser B, RB Pre-Refunded @ 100
5.000%, 01/01/34 (B)(D)	2,000	2,032
Chicago, Midway International Airport, Second Lien, Ser A, AMT, RB Callable 01/01/24 @ 100
5.000%, 01/01/41	2,500	2,663
Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,161
5.250%, 01/01/18	1,500	1,715
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	516
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/21 @ 100
6.000%, 08/15/41	200	230
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	$300	$60
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,192
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	273

		10,102

Indiana — 1.3%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	375	399
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	1,049
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,587
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 10/01/26 (B)	500	517
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,135
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,141
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,091

		9,919

SEI Tax Exempt Trust / Annual Report / August 31, 2014	79

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 2.8%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 10/03/14 @ 100
2.000%, 05/15/56	$125	$1
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 11/15/24 @ 100
2.700%, 11/15/46 (B)(E)	667	400
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/23 @ 100
5.250%, 12/01/25	10,000	10,671
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/18 @ 100
5.500%, 12/01/22	10,000	10,535

		21,607

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	559
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,467
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 10/03/14 @ 103
5.125%, 05/15/42	1,200	1,170

		3,196

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,129
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	500	567

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/19 @ 100
5.625%, 09/01/39	$1,000	$1,097

		2,793

Louisiana — 0.8%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,731
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/20 @ 100
6.500%, 11/01/35	750	865
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,170
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	860
New Orleans, Aviation Board, Ser A1, RB, AGM Callable 01/01/19 @ 100
6.000%, 01/01/23	500	572
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,365

		6,563

Maine — 0.3%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 01/01/25 (B)	2,250	2,301

Maryland — 2.2%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,053

80	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB Callable 11/15/21 @ 100
5.000%, 11/15/51	$4,500	$4,932
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	11,252

		17,237

Massachusetts — 0.3%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,687
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	960	1,063

		2,750

Michigan — 1.5%
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	267
Michigan State, Finance Authority, Local Government Water Project RB Callable 07/01/22 @ 100
5.000%, 07/01/44	4,500	4,623
Michigan State, Finance Authority, Local Government Water Project RB Callable 07/01/24 @ 100
5.000%, 07/01/33	3,000	3,132
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,034
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	750	428

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB Pre-Refunded @ 100
8.250%, 09/01/18 (D)	$500	$647
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,612

		11,743

Minnesota — 0.8%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	101
Faribault, Senoir Housing Authority, Senior Living Project, RB Callable 05/01/18 @ 102
6.750%, 05/01/36	315	317
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	353
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,033
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	690
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,147
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	2,000	2,238
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	504

		6,383

Missouri — 0.2%
Lees Summit, Summit Fair Project, TA Callable 04/01/19 @ 100
5.625%, 10/01/23	550	577

SEI Tax Exempt Trust / Annual Report / August 31, 2014	81

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/19 @ 100
6.875%, 11/01/39	$250	$263
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL Callable 01/01/16 @ 100
5.000%, 01/01/20	420	443

		1,283

Nebraska — 1.0%
Central Plains, Energy Project No.3, RB Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,353
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,500

		7,853

New Jersey — 3.6%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	250	253
New Jersey State, Economic Development Authority, Ser A, RB Callable 10/03/14 @ 100
6.000%, 05/15/28	210	123
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,090
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	31,500	23,834
4.750%, 06/01/34	4,000	2,982

		28,282

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 0.3%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/20 @ 100
4.700%, 09/01/24	$2,000	$2,148

New York — 3.7%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	565
6.250%, 07/15/40	1,500	1,702
Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,468
Metropolitan New York, Transportation Authority, Ser E, RB Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,750
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,158
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.872%, 03/01/26 (B)	425	365
2.862%, 03/01/25 (B)	400	350
2.662%, 03/01/16 (B)	250	250
New York State, Dormitory Authority, Build America Bonds, RB
5.427%, 03/15/39	1,000	1,205
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Callable 07/01/20 @ 100
6.000%, 07/01/40	500	575
New York State, Dormitory Authority, Pace University Project, Ser A, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	600	644
5.000%, 05/01/38	500	529

82	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Liberty Development Authority, Bank of America Tower Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/49	$1,000	$1,130
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,233
5.250%, 10/01/35	500	598
New York State, Liberty Development Authority, Ser DD, RB Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,246
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,634
New York State, TSASC, Ser 1, RB Callable 06/01/16 @ 100
5.125%, 06/01/42	4,160	3,321
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,052

		28,775

North Carolina — 0.7%
Charlotte, Transit Projects, Ser C, COP Callable 06/01/23 @ 100
5.000%, 06/01/30	1,115	1,299
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	564
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,113
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	275
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,413

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	$500	$571

		5,235

Ohio — 9.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 06/01/17 @ 100
6.500%, 06/01/47	24,565	21,005
6.000%, 06/01/42	3,235	2,562
5.875%, 06/01/47	22,130	17,585
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/20 @ 100
5.500%, 11/01/40	500	551
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,512
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
3.750%, 12/01/23 (B)	20,000	21,133
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,004
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB Pre-Refunded @ 100
6.750%, 01/15/15 (D)	500	512
Ohio State, Turnpike Commission, Ser A1, RB Callable 02/15/23 @ 100
5.000%, 02/15/28	3,000	3,447

		73,311

Oklahoma — 0.1%
Oklahoma State, Turnpike Authority, Ser F, RB Callable 09/02/14 @ 100
0.020%, 01/01/28 (B)	900	900

SEI Tax Exempt Trust / Annual Report / August 31, 2014	83

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/20 @ 100
6.375%, 09/01/40	$150	$160

Pennsylvania — 1.8%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	266
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,679
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	261
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	938
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,065
Delaware River, Port Authority, Port District Project, RB Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,586
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	264
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/43	250	263
Philadelphia, Hospitals & Higher Education Facilities Authority, Ser A, RB Callable 07/01/22 @ 100
5.625%, 07/01/36	1,975	2,074

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/20 @ 100
5.750%, 11/15/30	$1,000	$1,027
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	252
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,083
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	281

		14,039

South Carolina — 3.7%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,066
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,620
South Carolina State, Public Service Authority, Ser E, RB Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	22,478

		29,164

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	2,005

Tennessee — 1.1%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/38	500	564

84	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	$1,250	$1,303
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,338
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,565

		8,770

Texas — 8.5%
Central Texas, Regional Mobility Authority, Ser Senior Lien, RB Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,132
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,116
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Callable 12/01/20 @ 100
6.125%, 12/01/40	500	569
Grand Parkway Transportation, Revenue Toll Authority, Sub-Ser B, RB Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,611
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	831
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	522
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,797
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB, Pre-Refunded @ 100
7.250%, 12/01/18 (D)	250	316

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB Callable 07/15/21 @ 100
6.625%, 07/15/38	$3,000	$3,354
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB Callable 10/03/14 @ 100
6.125%, 07/15/27	1,000	1,004
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB Callable 10/03/14 @ 100
6.125%, 07/15/27	1,020	1,024
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,735
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	175
North Texas, Tollway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	278
North Texas, Tollway Authority, Second Tier, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,335
North Texas, Tollway Authority, Ser A, RB Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,271
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	582
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/22 @ 100
5.500%, 01/01/32	500	511
5.125%, 01/01/41	500	478

SEI Tax Exempt Trust / Annual Report / August 31, 2014	85

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/20 @ 100
6.700%, 08/15/40	$500	$599
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	500	580
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	776
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	24,500	30,372
Texas State, Municipal Gas Acquisition & Supply III, RB Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,449
Wise County, Parker County Junior College District Project, RB Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,179

		66,596

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	454

Vermont — 0.3%
Vermont State, Economic Development Authority, Casella Waste System Project, AMT, RB Callable 10/03/14 @ 100
4.750%, 04/01/36 (B)	1,500	1,473
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	856

		2,329

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia — 1.1%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/22 @ 100
5.125%, 01/01/43	$1,000	$1,008
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB, Pre-Refunded @ 100
5.250%, 10/01/17 (D)	500	571
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 07/01/17 @ 100
6.000%, 06/01/43	124	113
2.000%, 10/01/48	40	1
Lewistown Commerce Center, Community Development Authority, RB
6.050%, 03/01/44	116	100
Lewistown Commerce Center, Community Development Authority, Sub-Ser C, RB
6.050%, 03/01/54	123	1
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB Callable 07/01/22 @ 100
5.500%, 01/01/42	3,500	3,733
Virginia State, Tobacco Settlement Financing, Ser B-1, RB Callable 06/01/17 @ 100
5.000%, 06/01/47	5,000	3,381

		8,908

Washington — 1.7%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,619
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	479
4.000%, 12/01/17	480	505
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	455

86	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Callable 12/01/20 @ 100
5.500%, 12/01/39	$1,500	$1,639
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	952
Washington State, Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,341
Washington State, Tobacco Settlement Authority, RB Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,681

		13,671

West Virginia — 0.2%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.082%, 03/01/43 (B)	1,000	1,007
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB Callable 10/01/21 @ 103
9.125%, 10/01/41	500	530

		1,537

Total Municipal Bonds (Cost $469,954) ($ Thousands)		504,463

PREFERRED STOCK — 15.3%

Financials — 13.8%
Aegon
6.500%	10,592	269
6.375%	127,605	3,282
4.000% (B)	13,100	319
Allstate
6.750%	70,029	1,868
6.625%	85,000	2,227
6.250%	22,789	588
5.625%	85,136	2,123
Arch Capital Group
6.750%	109,817	2,953

Description	Shares	Value ($ Thousands)

Aspen Insurance Holdings
7.25%	342	$9
5.950% (B)	50,200	1,296
Astoria Financial
6.500%	30,931	758
Axis Capital Holdings
6.875%	70,467	1,897
5.500%	70,700	1,608
Bank of America
6.375%	23,154	582
6.204%	31,300	786
Bank of New York Mellon
5.200%	50,131	1,199
Barclays Bank PLC
8.125%	39,930	1,035
7.750%	65,500	1,691
7.100%	8,900	228
6.625%	12,674	322
BB&T
5.625%	80,297	1,924
5.200%	9,617	214
Capital One Financial
6.250%	92,884	2,276
6.000%	8,177	198
Charles Schwab
6.000%	1,600	41
Citigroup
7.125% (B)	18,301	509
6.875% (B)	40,500	1,093
5.800%	61,100	1,465
City National
5.500%	51,823	1,179
Cullen
5.375%	30,953	756
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	3,186
Deutsche Bank Contingent Capital Trust III
7.600%	28,500	787
Fifth Third Bancorp
6.625% (B)	80,000	2,198
First Niagara Financial Group
8.625% (B)	34,000	966
FirstMerit
5.875%	26,878	649
Goldman Sachs Group
6.375% (B)	2,390	62
6.200%	30,850	771
5.500% (B)	250,600	6,135
4.000% (B)	43,300	883
HSBC Holdings PLC
8.000%	38,690	1,038
6.200%	65,297	1,656

SEI Tax Exempt Trust / Annual Report / August 31, 2014	87

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2014

Description	Shares	Value ($ Thousands)

HSBC USA
6.500%	35,026	$894
4.500% (B)	27,970	711
2.858%	58,340	2,905
ING Groep
7.200%	2,900	75
7.050%	47,677	1,222
6.375%	57,606	1,461
6.200%	3,017	77
6.125%	38,226	973
JPMorgan Chase
6.700%	38,315	989
5.500%	15,800	366
KeyCorp
7.750% (F)	5,000	655
M&T Bank
6.25% (E)	2,700	2,735
MetLife
6.500%	142,069	3,634
4.000% (B)	18,900	449
Morgan Stanley
7.125% (B)	23,136	643
6.875% (B)	53,657	1,449
Morgan Stanley Group
4.000% (B)	161,113	3,303
National Westminster Bank PLC
7.763%	10,623	279
PartnerRe
7.250%	30,396	816
5.875%	68,439	1,667
PNC Financial Services Group
6.125% (B)	79,178	2,193
Principal Financial Group
6.518% (B)	5,900	153
5.563% (B)	5,000	514
Prudential PLC
6.750%	63,750	1,647
6.500%	13,629	352
RenaissanceRe Holdings
5.375%	88,684	2,045
Royal Bank of Scotland Group PLC
6.400%	4,680	116
6.350%	1,000	25
5.750%	155,463	3,697
Santander Finance
10.500%	1,815	47
State Street
5.900% (B)	113,100	2,952
5.250%	72,463	1,703
SunTrust Banks
5.875%	5,019	120
TCF Financial
7.500%	23,454	619
Texas Capital Bancshares
6.500%	54,000	1,332

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

US Bancorp
6.500% (B)	2,542	$74
6.000% (B)	75,000	2,054
5.150% (F)	57,354	1,325
3.500% (B)	16,800	781
Wells Fargo
7.500% (F)	2,861	3,479
6.625% (B)	50,000	1,407
5.850% (B)	120,000	3,128

		108,092

Utilities — 1.5%
Alabama Power
6.450%	46,981	1,260
5.625%	20,500	507
Georgia Power
6.500%	15,000	1,637
Gulf Power
6.450%	9,000	906
6.000%	6,000	600
5.600%	20,000	1,844
Interstate Power & Light
5.100%	120,460	3,025
NSTAR Electric
4.780%	10,708	1,106
Washington Gas Light
4.800%	1,000	103
Wisconsin Public Service
6.880%	5,000	506

		11,494

Total Preferred Stock (Cost $106,093) ($ Thousands)		119,586

CORPORATE BONDS — 5.8%

Financials — 5.8%
AXA (B)
6.463%, 12/14/18	$2,400	2,547
6.379%, 12/14/36	1,000	1,085
Bank of America (B)
8.125%, 05/15/18	5,250	5,827
Barclays PLC (B)
6.625%, 06/30/49	1,484	1,462
BNP Paribas (B)
7.195%, 06/29/49	3,700	4,320
Charles Schwab (B)
7.000%, 08/01/14	2,600	3,058
Citigroup (B)
8.400%, 04/30/18	1,300	1,303
5.900%, 08/15/14	2,000	2,291
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	522

88	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

General Electric Capital (B)
6.250%, 12/15/49	$1,400	$1,563
JPMorgan Chase (B)
6.750%, 08/01/14	3,200	3,436
6.000%, 12/29/49	3,000	3,076
PNC Financial Services Group (B)
6.750%, 08/01/14	2,500	2,806
Rabobank Nederland (B)
11.000%, 12/31/49	5,400	7,155
Societe Generale (B)
5.922%, 10/05/14	1,000	1,064
Standard Chartered PLC (B)
7.014%, 07/30/37	2,700	3,058
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	725

Total Corporate Bonds (Cost $40,087) ($ Thousands)		45,298

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bills (C)
0.113%, 09/18/14 (H)	600	600
0.111%, 01/08/15	700	700
0.061%, 09/25/14 (H)	15	15
0.055%, 01/22/15	17,300	17,298
0.050%, 02/12/15	5,100	5,099
0.049%, 01/02/15 (H)	25,465	25,463
0.048%, 10/09/14 (H)	400	400
0.046%, 11/06/14 (H)	3,100	3,100
0.045%, 10/30/14 (H)	600	600
0.045%, 02/26/15	800	800
0.040%, 02/19/15	400	400
0.038%, 10/23/14 (H)	44	44
0.030%, 11/28/14	19,700	19,699

		74,218

U.S. Treasury Notes
2.500%, 03/31/15	700	710
0.500%, 10/15/14	1,700	1,701
0.375%, 11/15/14	900	900
0.250%, 01/31/15	11,400	11,409
0.250%, 02/28/15	1,100	1,101
0.250%, 03/31/15	1,200	1,201

		17,022

Total U.S. Treasury Obligations (Cost $91,230) ($ Thousands)		91,240

	Shares

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% † (G)	11,376,912	$11,377

Total Cash Equivalent (Cost $11,377) ($ Thousands)		11,377

Total Investments — 98.6% (Cost $718,741) ($ Thousands)		$771,964

Percentages are based on Net Assets of $783,176 ($ Thousands).

A list of open centrally cleared swap agreements held by the Fund at August 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Goldman Sachs	3.50%	3M LIBOR	12/18/43	27,700	$(4,245)
Goldman Sachs	2.75%	3M LIBOR	06/19/43	16,700	484

					$(3,761)

For the year ended August 31, 2014, the total amount of all open swap contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	Investment in Affiliated Security (see Note 2)

(A)	Security in default on interest payment.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2014. The coupon on a step bond changes on a specified date.

(F)	Convertible

(G)	Rate shown is the 7-day effective yield as of August 31, 2014.

(H)	Security, or a portion thereof, has been pledged as collateral on open swap agreements.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$504,463	$—	$504,463
Preferred Stock	119,586	—	—	119,586
Corporate Bonds	—	45,298	—	45,298
U.S. Treasury Obligations	—	91,240	—	91,240
Cash Equivalent	11,377	—	—	11,377

Total Investments in Securities	$130,963	$641,001	$—	$771,964

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps Interest Rate Swaps — depreciation*	$—	$(3,761)	$—	$(3,761)

Total Other Financial Instruments	$—	$(3,761)	$—	$(3,761)

*	Swap contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	89

Statements of Assets and Liabilities ($ Thousands)

August 31, 2014

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments, at value†	$1,000,577		$951,824		$1,291,674		$1,141,264
Affiliated investment, at value††	—		—		23,943		31,153
Cash	368		2,664		—		—
Dividends and interest receivable	678		708		14,319		5,678
Receivable for fund shares sold	—		—		903		871
Receivable for investment securities sold	—		—		—		—
Variation margin receivable on financial derivative instruments	—		—		—		—
Cash pledged as collateral for swap contracts	—		—		—		—
Prepaid expenses	13		14		17		15
Total Assets	1,001,636		955,210		1,330,856		1,178,981
LIABILITIES:
Payable for investment securities purchased	20,728		16,706		8,851		36,183
Investment advisory fees payable	40		34		367		317
Administration fees payable	13		44		294		253
Trustees’ fees payable	6		6		8		7
Chief Compliance Officer fees payable	3		3		4		3
Shareholder servicing fees payable	—		—		—		—
Income distribution payable	—		9		341		54
Payable for fund shares redeemed	—		—		706		1,414
Accrued expense payable	119		90		141		71
Total Liabilities	20,909		16,892		10,712		38,302
Net Assets	$980,727		$938,318		$1,320,144		$1,140,679
†Cost of investments	$1,000,577		$951,824		$1,216,132		$1,138,491
††Cost of affiliated investment	—		—		23,943		31,153
NET ASSETS:
Paid-in capital — (unlimited authorization — no par value)	$980,724		$938,289		$1,251,035		$1,139,220
Undistributed (Distributions in excess of) net investment income	3		3		136		40
Accumulated net realized gain (loss) on investments and swap contracts	—		26		(6,569)		(1,354)
Net unrealized appreciation on investments	—		—		75,542		2,773
Net unrealized depreciation on swap contracts	—		—		—		—
Net Assets	$980,727		$938,318		$1,320,144		$1,140,679
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$11.72		$10.05
	($980,727,110 ÷ 980,873,924 shares	)	($760,290,988 ÷ 760,440,949 shares	)	($1,320,144,266 ÷ 112,644,206 shares	)	($1,140,678,795 ÷ 113,458,418 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	N/A		$1.00		N/A		N/A
			($175,545,637 ÷ 175,537,578 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	N/A		$1.00		N/A		N/A
			($2,481,532 ÷ 2,486,377 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Annual Report / August 31, 2014

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$248,682		$49,655		$95,703		$148,610		$123,908		$760,587
2,483		1,262		1,699		676		1,423		11,377
—		—		—		—		—		—
3,226		442		989		1,468		1,387		8,221
44		97		25		48		45		632
—		—		—		—		—		11,215
—		—		—		—		—		108
—		—		—		—		—		24
3		1		1		2		2		9
254,438		51,457		98,417		150,804		126,765		792,173

—		—		1,192		694		1,455		7,618
70		14		30		42		37		326
51		10		29		35		10		163
2		—		1		1		1		5
1		—		—		—		—		2
—		—		—		3		13		—
61		11		11		26		55		350
100		18		122		47		45		443
85		10		20		16		14		90
370		63		1,405		864		1,630		8,997
$254,068		$51,394		$97,012		$149,940		$125,135		$783,176
$236,086		$46,590		$91,776		$142,425		$118,810		$707,364
2,483		1,262		1,699		676		1,423		11,377

$241,197		$48,376		$92,877		$143,824		$122,295		$737,744
35		3		2		6		12		(519)

240		(50)		206		(75)		(2,270)		(3,511)
12,596		3,065		3,927		6,185		5,098		53,223
—		—		—		—		—		(3,761)
$254,068		$51,394		$97,012		$149,940		$125,135		$783,176
$10.92		$10.78		$10.57		$10.83		$10.73		$10.07
($254,067,907 ÷ 23,272,382 shares	)	($51,393,721 ÷ 4,767,602 shares	)	($97,011,581 ÷ 9,176,504 shares	)	($149,940,045 ÷ 13,849,652 shares	)	($101,802,047 ÷ 9,483,746 shares	)	($783,176,408 ÷ 77,791,703 shares )
N/A		N/A		N/A		N/A		$10.74		N/A
								($23,332,639 ÷ 2,172,733 shares	)
N/A		N/A		N/A		N/A		N/A		N/A

SEI Tax Exempt Trust / Annual Report / August 31, 2014	91

Statements of Operations ($ Thousands)

For the year ended August 31, 2014

	Tax Free Fund	Institutional Tax Free Fund	Intermediate- Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$865	$1,022	$39,886	$12,530
Dividend Income	—	—	—	—
Dividends from Affiliated Investments*	—	—	3	3
Total Investment Income	865	1,022	39,889	12,533
Expenses:
Administration Fees	3,180	3,474	2,870	2,557
Shareholder Servicing Fees — Class A	2,206	1,961	2,987	2,662
Administrative and Shareholder Servicing Fees — Class B(1)	—	531	—	—
Administrative and Shareholder Servicing Fees — Class C(1)	—	14	—	—
Investment Advisory Fees	353	386	3,946	3,516
Trustees’ Fees	19	20	26	23
Chief Compliance Officer Fees	6	6	8	6
Registration Fees	60	38	63	51
Printing Fees	56	53	70	62
Professional Fees	54	54	73	63
Pricing Fees	50	56	69	65
Custodian/Wire Agent Fees	28	30	36	34
Other Expenses	30	34	41	38
Total Expenses	6,042	6,657	10,189	9,077
Less, Waiver of:
Administration Fees	(3,056)	(3,320)	—	—
Shareholder Servicing Fees — Class A	(2,206)	(1,961)	(2,046)	(1,718)
Administrative and Shareholder Servicing Fees — Class B	—	(531)	—	—
Administrative and Shareholder Servicing Fees — Class C	—	(14)	—	—
Investment Advisory Fees	—	—	(583)	(623)
Net Expenses	780	831	7,560	6,736
Net Investment Income	85	191	32,329	5,797
Net Realized Gain (Loss) on:
Investments	2	38	(5,628)	(801)
Swap Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	—	63,113	4,571
Swap Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$87	$229	$89,814	$9,567

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 2 in the Notes to Financial Statements.
(1)	Indicates class specific Administrative and Shareholder Servicing Fees.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Annual Report / August 31, 2014

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$6,640	$1,351	$2,651	$3,738	$3,167	$26,390
—	—	—	—	—	6,154
1	—	—	—	1	2
6,641	1,351	2,651	3,738	3,168	32,546

549	110	217	331	225	2,322
572	115	226	345	223	1,659
—	—	—	—	71	—
—	—	—	—	—	—
747	152	298	455	394	3,317
5	1	2	3	2	14
2	—	1	1	1	5
12	2	4	7	6	40
13	3	5	8	7	40
14	3	5	8	7	42
14	3	5	8	7	39
7	2	3	4	4	24
8	2	3	5	4	22
1,943	393	769	1,175	951	7,524

—	—	—	—	(113)	(145)
(462)	(74)	(181)	(261)	(18)	(1,374)
—	—	—	—	(52)	—
—	—	—	—	—	—
(105)	(28)	(44)	(83)	(90)	(285)
1,376	291	544	831	678	5,720
5,265	1,060	2,107	2,907	2,490	26,826

395	(39)	206	(75)	(1,011)	(3,993)
—	—	—	—	—	(193)

10,510	2,124	1,980	4,852	4,017	62,071
—	—	—	—	—	(6,109)
$16,170	$3,145	$4,293	$7,684	$5,496	$78,602

SEI Tax Exempt Trust / Annual Report / August 31, 2014	93

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

	Tax Free Fund		Institutional Tax Free Fund
	2014	2013	2014	2013
Operations:
Net Investment Income	$85	$63	$191	$200
Net Realized Gain (Loss) on Investments	2	4	38	32
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	87	67	229	232
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(88)	(66)	(157)	(162)
Class B	N/A	N/A	(35)	(37)
Class C	N/A	N/A	(1)	(1)
Net Realized Gains
Class A	—	—	(33)	—
Class B	N/A	N/A	(7)	—
Class C	N/A	N/A	—	—
Total Dividends and Distributions	(88)	(66)	(233)	(200)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	6,217,717	5,066,729	3,082,682	3,566,840
Reinvestment of Dividends & Distributions	85	63	78	74
Cost of Shares Redeemed	(5,928,447)	(4,931,125)	(3,080,668)	(3,587,018)
Net Increase (Decrease) from Class A Transactions	289,355	135,667	2,092	(20,104)
Class B:
Proceeds from Shares Issued	N/A	N/A	500,793	633,705
Reinvestment of Dividends & Distributions	N/A	N/A	23	22
Cost of Shares Redeemed	N/A	N/A	(496,736)	(625,600)
Net Increase from Class B Transactions	N/A	N/A	4,080	8,127
Class C:
Proceeds from Shares Issued	N/A	N/A	16,196	24,433
Reinvestment of Dividends & Distributions	N/A	N/A	—	—
Cost of Shares Redeemed	N/A	N/A	(18,023)	(23,931)
Net Increase (Decrease) from Class C Transactions	N/A	N/A	(1,827)	502
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	289,355	135,667	4,345	(11,475)
Net Increase (Decrease) in Net Assets	289,354	135,668	4,341	(11,443)
Net Assets:
Beginning of Year	691,373	555,705	933,977	945,420
End of Year	$980,727	$691,373	$938,318	$933,977
Undistributed (Distributions in excess of) Net Investment Income	$3	$—	$3	$(1)
(1)	For Capital Share Transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

94	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Intermediate- Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
2014	2013	2014	2013	2014	2013

$32,329	$28,412	$5,797	$6,070	$5,265	$4,869
(5,628)	5,718	(801)	(306)	395	1,169
63,113	(66,783)	4,571	(4,899)	10,510	(12,507)
89,814	(32,653)	9,567	865	16,170	(6,469)

(32,252)	(28,296)	(5,792)	(5,810)	(5,251)	(4,868)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

—	—	—	—	(1,307)	(1,293)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
(32,252)	(28,296)	(5,792)	(5,810)	(6,558)	(6,161)

394,362	334,901	488,289	572,009	73,365	79,398
28,244	24,889	4,910	4,984	5,763	5,446
(233,579)	(235,616)	(362,997)	(327,972)	(42,201)	(41,398)
189,027	124,174	130,202	249,021	36,927	43,446

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
189,027	124,174	130,202	249,021	36,927	43,446
246,589	63,225	133,977	244,076	46,539	30,816

1,073,555	1,010,330	1,006,702	762,626	207,529	176,713
$1,320,144	$1,073,555	$1,140,679	$1,006,702	$254,068	$207,529
$136	$90	$40	$430	$35	$4

SEI Tax Exempt Trust / Annual Report / August 31, 2014	95

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	2014	2013	2014	2013
Operations:
Net Investment Income	$1,060	$1,021	$2,107	$1,993
Net Realized Gain (Loss) on Investments and Swap Contracts	(39)	265	206	198
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	2,124	(2,746)	1,980	(4,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,145	(1,460)	4,293	(1,811)
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(1,060)	(1,019)	(2,107)	(1,991)
Class B	N/A	N/A	N/A	N/A
Net Realized Gains
Class A	(193)	(203)	(81)	(260)
Class B	N/A	N/A	N/A	N/A
Total Dividends and Distributions	(1,253)	(1,222)	(2,188)	(2,251)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	12,437	9,995	24,885	23,819
Reinvestment of Dividends & Distributions	1,115	1,098	2,062	2,112
Cost of Shares Redeemed	(5,877)	(7,334)	(15,303)	(15,201)
Net Increase from Class A Transactions	7,675	3,759	11,644	10,730
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase (Decrease) from Class B Transactions	N/A	N/A	N/A	N/A
Net Increase in Net Assets from Capital Shares Transactions	7,675	3,759	11,644	10,730
Net Increase in Net Assets	9,567	1,077	13,749	6,668
Net Assets:
Beginning of Year	41,827	40,750	83,263	76,595
End of Year	$51,394	$41,827	$97,012	$83,263
Undistributed (Distributions in excess of) Net Investment Income	$3	$3	$2	$2

(1)	For Capital Share Transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A—Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

96	SEI Tax Exempt Trust / Annual Report / August 31, 2014

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
2014	2013	2014	2013	2014	2013

$2,907	$2,636	$2,490	$2,427	$26,826	$21,000
(75)	571	(1,011)	53	(4,186)	2,503

4,852	(6,203)	4,017	(5,005)	55,962	(46,884)
7,684	(2,996)	5,496	(2,525)	78,602	(23,381)

(2,906)	(2,631)	(1,937)	(1,766)	(25,632)	(20,476)
N/A	N/A	(550)	(656)	N/A	N/A

(330)	(718)	—	—	(1,898)	—
N/A	N/A	—	—	N/A	N/A
(3,236)	(3,349)	(2,487)	(2,422)	(27,530)	(20,476)

36,425	34,895	37,151	26,459	291,173	278,991
2,891	3,000	1,735	1,537	23,542	17,356
(18,287)	(18,847)	(16,155)	(11,716)	(147,380)	(117,056)
21,029	19,048	22,731	16,280	167,335	179,291

N/A	N/A	2,398	4,899	N/A	N/A
N/A	N/A	59	75	N/A	N/A
N/A	N/A	(3,667)	(3,199)	N/A	N/A
N/A	N/A	(1,210)	1,775	N/A	N/A
21,029	19,048	21,521	18,055	167,335	179,291
25,477	12,703	24,530	13,108	218,407	135,434

124,463	111,760	100,605	87,497	564,769	429,335
$149,940	$124,463	$125,135	$100,605	$783,176	$564,769
$6	$5	$12	$11	$(519)	$(699)

SEI Tax Exempt Trust / Annual Report / August 31, 2014	97

Financial Highlights

For the years ended August 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax Free Fund
Class A
2014	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$980,727	0.09	%(1)	0.68%	0.01%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.01	691,373	0.16	(1)	0.68	0.01	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.01	555,705	0.23	(1)	0.69	0.01	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.03	584,917	0.30	(1)	0.69	0.01	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.03	624,432	0.36	(2)	0.70	0.03	N/A
Institutional Tax Free Fund
Class A
2014	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$760,291	0.09	%(1)	0.68%	0.02%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	758,204	0.15	(1)	0.68	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	778,284	0.22	(1)	0.69	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	781,975	0.27	(1)	0.69	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.08	830,532	0.29	(2)	0.70	0.09	N/A
Class B
2014	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$175,546	0.09	%(1)	0.73%	0.02%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	171,465	0.15	(1)	0.73	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	163,330	0.22	(1)	0.74	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	176,468	0.27	(1)	0.74	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.07	178,900	0.30	(2)	0.74	0.07	N/A
Class C
2014	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$2,481	0.09	%(1)	0.93%	0.02%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	4,308	0.15	(1)	0.93	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	3,806	0.22	(1)	0.94	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	2,994	0.27	(1)	0.93	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	5,710	0.31	(2)	0.95	0.07	N/A
Intermediate-Term Municipal Fund
Class A
2014	$11.16	$0.31	$0.56	$0.87	$(0.31)	$—	$(0.31)	$11.72	7.88%	$1,320,144	0.63%		0.85%	2.70%	13%
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63		0.85	2.70	24
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64		0.86	2.98	27
2011	11.48	0.38	(0.09)	0.29	(0.38)	—	(0.38)	11.39	2.62	932,396	0.63		0.86	3.37	23
2010	10.83	0.38	0.65	1.03	(0.38)	—	(0.38)	11.48	9.71	937,231	0.63		0.86	3.45	20
Short Duration Municipal Fund
Class A
2014	$10.02	$0.05	$0.03	$0.08	$(0.05)	$—	$(0.05)	$10.05	0.85%	$1,140,679	0.63%		0.85%	0.54%	42%
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63		0.85	0.69	42
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64		0.86	1.09	42
2011	10.11	0.14	(0.03)	0.11	(0.14)	—	(0.14)	10.08	1.06	614,293	0.63		0.86	1.36	69
2010	10.16	0.18	—	0.18	(0.18)	(0.05)	(0.23)	10.11	1.79	572,521	0.63		0.86	1.75	33
California Municipal Bond Fund
Class A
2014	$10.47	$0.25	$0.51	$0.76	$(0.25)	$(0.06)	$(0.31)	$10.92	7.37%	$254,068	0.60%		0.85%	2.30%	7%
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60		0.85	2.47	10
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61		0.86	2.89	20
2011	10.85	0.34	(0.07)	0.27	(0.34)	—	(0.34)	10.78	2.64	171,933	0.60		0.86	3.20	12
2010	10.24	0.35	0.61	0.96	(0.35)	—	(0.35)	10.85	9.56	165,191	0.60		0.86	3.36	7
Massachusetts Municipal Bond Fund
Class A
2014	$10.34	$0.24	$0.49	$0.73	$(0.24)	$(0.05)	$(0.29)	$10.78	7.16%	$51,394	0.63%		0.85%	2.31%	7%
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63		0.85	2.45	18
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64		0.86	2.63	10
2011	10.83	0.31	(0.03)	0.28	(0.31)	(0.03)	(0.34)	10.77	2.72	39,102	0.63		0.86	2.93	17
2010	10.26	0.32	0.61	0.93	(0.32)	(0.04)	(0.36)	10.83	9.23	38,439	0.63		0.86	3.09	14
New Jersey Municipal Bond Fund
Class A
2014	$10.32	$0.24	$0.26	$0.50	$(0.24)	$(0.01)	$(0.25)	$10.57	4.93%	$97,012	0.60%		0.85%	2.33%	8%
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60		0.85	2.50	9
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61		0.86	2.81	16
2011	10.80	0.32	(0.12)	0.20	(0.32)	(0.03)	(0.35)	10.65	1.90	75,437	0.60		0.86	3.04	6
2010	10.31	0.33	0.49	0.82	(0.33)	—	(0.33)	10.80	8.06	79,941	0.60		0.86	3.12	12

98	SEI Tax Exempt Trust / Annual Report / August 31, 2014

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New York Municipal Bond Fund
Class A
2014	$10.48	$0.22	$0.38	$0.60	$(0.22)	$(0.03)	$(0.25)	$10.83	5.80%	$149,940	0.60%	0.85%	2.11%	10%
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60	0.85	2.23	13
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61	0.87	2.59	17
2011	11.08	0.32	(0.06)	0.26	(0.32)	(0.08)	(0.40)	10.94	2.42	103,395	0.60	0.86	2.95	18
2010	10.52	0.33	0.56	0.89	(0.33)	—	(0.33)	11.08	8.59	111,621	0.60	0.86	3.07	10
Pennsylvania Municipal Bond Fund
Class A
2014	$10.45	$0.23	$0.28	$0.51	$(0.23)	$—	$(0.23)	$10.73	4.94%	$101,802	0.63%	0.83%	2.18%	6%
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63	0.83	2.51	9
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63	0.84	2.89	12
2011	10.71	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.65	2.70	59,344	0.63	0.84	3.17	14
2010	10.15	0.36	0.56	0.92	(0.36)	—	(0.36)	10.71	9.21	56,367	0.63	0.84	3.45	15
Class B
2014	$10.45	$0.25	$0.29	$0.54	$(0.25)	$—	$(0.25)	$10.74	5.19%	$23,333	0.48%	0.88%	2.34%	6%
2013	10.99	0.29	(0.54)	(0.25)	(0.29)	—	(0.29)	10.45	(2.35)	23,902	0.48	0.88	2.66	9
2012	10.66	0.33	0.33	0.66	(0.33)	—	(0.33)	10.99	6.24	23,380	0.48	0.89	3.04	12
2011	10.72	0.35	(0.06)	0.29	(0.35)	—	(0.35)	10.66	2.85	22,116	0.48	0.89	3.33	14
2010	10.16	0.37	0.56	0.93	(0.37)	—	(0.37)	10.72	9.35	24,812	0.48	0.89	3.60	15
Tax-Advantaged Income Fund
Class A
2014	$9.31	$0.39	$0.78	$1.17	$(0.38)	$(0.03)	$(0.41)	$10.07	12.78%	$783,176	0.86%	1.13%	4.04%	28%
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86	1.13	4.06	32
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87	1.14	4.61	13
2011	9.53	0.45	(0.35)	0.10	(0.44)	—	(0.44)	9.19	1.16	297,626	0.86	1.14	4.90	19
2010	8.59	0.46	0.93	1.39	(0.45)	—	(0.45)	9.53	16.51	212,409	0.86	1.13	4.98	18

(1)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.
(2)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3. The Trust participated in the Treasury Guarantee Program for the Money Market Funds from September 18, 2008 through September 19, 2009.
*	Per share calculations were performed using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	99

Notes to Financial Statements

August 31, 2014

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Funds, (each a “Fund”, collectively “the Money Market Funds”), and the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund”, collectively “the Fixed Income Funds”). The Funds are registered to offer up to four classes of shares: Class A, Class B, Class C and Class D. Currently, the Money Market Funds and the Fixed Income Funds have operational Class A shares, the Institutional Tax Free and Pennsylvania Municipal Bond Funds have operational Class B shares, and the Institutional Tax Free Fund has operational Class C shares. As of October 14, 2014 the Class Y shares had not yet commenced operations.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2014, there were no fair valued securities in the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

100	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stock, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2014, the Funds did not have transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2014, the Funds did not have transfers in or out of Level 3 assets and liabilities.

For the year ended August 31, 2014, there were no Level 3 securities held by the Funds.

For the year ended August 31, 2014, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At August 31, 2014, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. Refer to the Funds’ schedules of investments for details regarding swap contracts. At August 31, 2014, all swap agreements were considered to be interest rate risk.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	101

Notes to Financial Statements (Continued)

August 31, 2014

To reduce counterparty risk with respect to OTC transactions, the Tax-

Advantaged Income Fund may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of centrally cleared financial derivative instruments of the Funds as of August 31, 2014 ($ Thousands):

Securities with an aggregated market value of $3,437 and cash of $24 have been pledged as collateral for centrally cleared financial derivative instruments as of August 31, 2014 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
Fund	Swap Agreements	Total	Swap Agreements	Total
Tax-Advantaged Income Fund	$108	$108	$—	$—

Total Centrally Cleared	$108	$108	$—	$—

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

The following is a summary of the transactions with affiliates for the year ended August 31, 2014 ($ Thousands):

SEI TAX EXEMPT TRUST, INSTITUTIONAL TAX FREE FUND
	Value 8/31/2013	Purchases at Cost	Proceeds from Sales	Value 8/31/2014	Dividend Income
Intermediate-Term Municipal Fund	$4,602	$243,216	$(223,875)	$23,943	$3
Short Duration Municipal Fund	1,437	266,697	(236,981)	31,153	3
California Municipal Bond Fund	2,546	62,791	(62,854)	2,483	1
Massachusetts Municipal Bond Fund	289	12,582	(11,609)	1,262	—
New Jersey Municipal Bond Fund	3,215	25,070	(26,586)	1,699	—
New York Municipal Bond Fund	3,062	38,024	(40,410)	676	—
Pennsylvania Municipal Bond Fund	1,987	33,394	(33,958)	1,423	1
Tax-Advantaged Income Fund	8,691	132,378	(129,692)	11,377	2

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

102	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Redemption Fees — The Fixed Income Funds may charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specific dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Intermediate-Term Municipal Fund	$25,000	0.50%
Short Duration Municipal Fund	25,000	0.50
California Municipal Bond Fund	10,000	0.50
Massachusetts Municipal Bond Fund	10,000	0.50
New Jersey Municipal Bond Fund	10,000	0.50
New York Municipal Bond Fund	10,000	0.50
Pennsylvania Municipal Bond Fund	10,000	0.50
Tax-Advantaged Income Fund	10,000	0.50

For the fiscal year ended August 31, 2014, the Fixed Income Funds did not charge any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Fixed Income Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. In connection with serving as Adviser to the Money Market Funds, SIMC is entitled to a tiered fee, which is calculated daily and paid monthly, based on the combined assets of the Money Market Funds. The annual fee received by SIMC for the Money Market Funds is paid to the sub-advisers of the

Money Market Funds in accordance with the sub-advisory agreements. Accordingly, SIMC does not retain a fee for its services as Adviser to the Money Market Funds.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and/or Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees		Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations
Tax Free Fund
Class A	0.05	%(1)	0.36	%(2)	0.25%	—	0.45%
Institutional Tax Free Fund
Class A	0.05	%(1)	0.36	%(2)	0.25%	—	0.33%
Class B	0.05	%(1)	0.36	%(2)	0.25%	0.05%	0.63%
Class C	0.05	%(1)	0.36	%(2)	0.25%	0.25%	0.83%
Intermediate-Term Municipal Fund
Class A	0.33%		0.24%		0.25%	—	0.63%
Short Duration Municipal Fund
Class A	0.33%		0.24%		0.25%	—	0.63%
California Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.60%
Massachusetts Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.63%
New Jersey Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.60%
New York Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.60%

SEI Tax Exempt Trust / Annual Report / August 31, 2014	103

Notes to Financial Statements (Continued)

August 31, 2014

	Advisory Fees	Administration Fees		Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations
Pennsylvania Municipal Bond Fund
Class A	0.35%	0.20%		0.25%	—	0.63%
Class B	0.35%	0.20%		0.25%	0.05%	0.48%
Tax-Advantaged Income Fund
Class A	0.50%	0.35	%(2)	0.25%	—	0.86%

(1)	The Adviser receives an annual fee equal to 0.05% on the first $500 million of net assets, 0.04% for the next $500 million and 0.03% of net assets in excess of $1 billion. The fee is calculated based on the combined assets of the Tax Free and Institutional Tax Free Funds.
(2)	Effective October 1, 2014, the annual fees payable to the Administrator will be 0.30%.

The Administrator and/or Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to ensure the one-day net income yield of the Funds is not less than 0.01% of the Funds’ average daily net assets. The waiver is voluntary and can be terminated by the Funds’ Administrator and/or Distributor at any time. The following table shows the waivers by class for the year ended August 31, 2014:

	Administration Fee Waiver ($ Thousands)	Administrative and Shareholder Servicing Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$3,268	$—
Institutional Tax Free Fund, Cl A	1,894	—
Institutional Tax Free Fund, Cl B	428	533
Institutional Tax Free Fund, Cl C	7	14

As of August 31, 2014, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Tax Free Fund
BofA Advisors, LLC
Institutional Tax Free Fund
BofA Advisors, LLC
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers
Standish Mellon Asset Management Company, LLC
Short Duration Municipal Fund
Neuberger Berman Fixed Income, LLC
Wells Capital Management, Inc.
California Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Massachusetts Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New Jersey Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New York Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Pennsylvania Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Tax-Advantaged Income Fund
Pacific Investment Management Company, LLC
Spectrum Asset Management, Inc.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC, a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2014 and for the year then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2014, were as follows:

	Intermediate- Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$325,003	$219,830	$55,400	$10,261
Sales	147,020	235,225	16,620	3,274

104	SEI Tax Exempt Trust / Annual Report / August 31, 2014

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax-Advantaged Income Fund ($ Thousands)
Purchases	$22,596	$36,405	$31,141	$256,795
Sales	7,221	13,660	6,161	139,480

The Tax-Advantaged Income Fund had purchases and sales of U.S. Government securities during the year ended August 31, 2014. The cost of security purchases and the proceeds from the sale of U.S. Government securities were $11,713 ($ Thousands) and $22,506 ($ Thousands), respectively.

5. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value a Fund’s securities.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Fund.

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of distributions, swap adjustments, market discount adjustments and paydown adjustments have been reclassified to/from the following accounts as of August 31, 2014.

	Paid-in Capital ($ Thousands)	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Tax Free Fund	$—	$6	$(6)
Institutional Tax Free Fund	—	6	(6)
Intermediate-Term Municipal Fund	—	(31)	31
Short Duration Municipal Fund	—	(395)	395
California Municipal Bond Fund	—	17	(17)
Pennsylvania Municipal Bond Fund	—	(2)	2
Tax-Advantaged Income Fund	—	(1,014)	1,014

These reclassifications have no impact on net assets or net asset value per share.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	105

Notes to Financial Statements (Continued)

August 31, 2014

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Totals ($ Thousands)
Tax Free Fund	2014	$82	$6	$—	$88
	2013	66	—	—	66
Institutional Tax Free Fund	2014	187	16	30	233
	2013	200	—	—	200
Intermediate-Term Municipal Fund	2014	32,220	32	—	32,252
	2013	28,285	11	—	28,296
Short Duration Municipal Fund	2014	5,776	16	—	5,792
	2013	5,806	4	—	5,810
California Municipal Bond Fund	2014	5,234	17	1,307	6,558
	2013	4,868	—	1,293	6,161
Massachusetts Municipal Bond Fund	2014	1,060	—	193	1,253
	2013	1,019	12	191	1,222
New Jersey Municipal Bond Fund	2014	2,107	—	81	2,188
	2013	1,991	—	260	2,251
New York Municipal Bond Fund	2014	2,906	—	330	3,236
	2013	2,631	58	660	3,349
Pennsylvania Municipal Bond Fund	2014	2,485	2	—	2,487
	2013	2,408	14	—	2,422
Tax-Advantaged Income Fund	2014	19,099	6,537	1,894	27,530
	2013	14,278	6,198	—	20,476

As of August 31, 2014 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tax Free Fund	$11	$—	$—	$—	$—	$—	$(8)	$3
Institutional Tax Free Fund	21	—	24	—	—	—	(16)	29
Intermediate-Term Municipal Fund	2,772	—	—	(6,356)	—	75,424	(2,731)	69,109
Short Duration Municipal Fund	367	—	—	(843)	(511)	2,796	(350)	1,459
California Municipal Bond Fund	499	—	239	—	—	12,605	(472)	12,871
Massachusetts Municipal Bond Fund	94	—	—	—	(49)	3,065	(92)	3,018
New Jersey Municipal Bond Fund	189	—	205	—	—	3,927	(186)	4,135
New York Municipal Bond Fund	258	—	—	—	(75)	6,185	(252)	6,116
Pennsylvania Municipal Bond Fund	218	—	—	(2,271)	—	5,104	(211)	2,840
Tax-Advantaged Income Fund	816	—	—	(3,401)	—	50,503	(2,486)	45,432

Post-October losses represent losses realized on investment transactions from November 1, 2013 through August 31, 2014, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds, incurred in taxable years beginning before December 22, 2010 can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2020 ($ Thousands)	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Total Capital Loss Carryforward 8/31/2014 ($ Thousands)
Intermediate-Term Municipal Fund	$—	$—	$972	$—	$—	$—	$972
Pennsylvania Municipal Bond Fund	—	—	1,262	—	—	—	1,262

106	SEI Tax Exempt Trust / Annual Report / August 31, 2014

During the year ended August 31, 2014, the funds did not utilize capital loss carryforwards to offset realized capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2014 ($ Thousands)
Intermediate-Term Municipal Fund	$1,612	$3,772	$5,384
Short Duration Municipal Fund	425	418	843
Pennsylvania Municipal Bond Fund	—	1,009	1,009
Tax-Advantaged Income Fund	3,401	—	3,401

At August 31, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ Depreciation ($ Thousands)
Intermediate-Term Municipal Fund	$1,240,193	$76,170	$(746)	$75,424
Short Duration Municipal Fund	1,169,621	3,300	(504)	2,796
California Municipal Bond Fund	238,560	12,733	(128)	12,605
Massachusetts Municipal Bond Fund	47,852	3,105	(40)	3,065
New Jersey Municipal Bond Fund	93,475	4,032	(105)	3,927
New York Municipal Bond Fund	143,101	6,200	(15)	6,185
Pennsylvania Municipal Bond Fund	120,227	5,180	(76)	5,104
Tax-Advantaged Income Fund	717,700	57,899	(3,635)	54,264

At August 31, 2014, the cost of securities held by the Money Market Funds for Federal income tax purposes approximates the cost located in the Schedule of Investments.

7. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Intermediate-Term Municipal Fund
	2014	2013	2014	2013	2014	2013
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	6,217,717	5,066,729	3,082,682	3,566,840	34,434	28,611
Reinvestments of Dividends & Distributions	85	63	78	74	2,455	2,129
Cost of Shares Redeemed	(5,928,447)	(4,931,125)	(3,080,668)	(3,587,018)	(20,403)	(20,100)
Total Class A Transactions	289,355	135,667	2,092	(20,104)	16,486	10,640
Class B:
Proceeds from Shares Issued	N/A	N/A	500,793	633,705	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	23	22	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(496,736)	(625,600)	N/A	N/A
Total Class B Transactions	N/A	N/A	4,080	8,127	N/A	N/A
Class C:
Proceeds from Shares Issued	N/A	N/A	16,196	24,433	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	—	—	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(18,023)	(23,931)	N/A	N/A
Total Class C Transactions	N/A	N/A	(1,827)	502	N/A	N/A
Increase (Decrease) in Share Transactions	289,355	135,667	4,345	(11,475)	16,486	10,640

SEI Tax Exempt Trust / Annual Report / August 31, 2014	107

Notes to Financial Statements (Concluded)

August 31, 2014

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	2014	2013	2014	2013	2014	2013
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	48,619	56,900	6,856	7,239	1,175	926
Reinvestments of Dividends & Distributions	489	496	538	496	105	101
Cost of Shares Redeemed	(36,146)	(32,628)	(3,947)	(3,783)	(556)	(679)
Total Class A Transactions	12,962	24,768	3,447	3,952	724	348
Increase in Share Transactions	12,962	24,768	3,447	3,952	724	348

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	2014	2013	2014	2013	2014	2013	2014	2013
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	2,376	2,228	3,422	3,214	3,503	2,438	29,943	27,707
Reinvestments of Dividends & Distributions	197	197	271	275	163	141	2,413	1,731
Cost of Shares Redeemed	(1,461)	(1,417)	(1,716)	(1,731)	(1,522)	(1,077)	(15,248)	(11,713)
Total Class A Transactions	1,112	1,008	1,977	1,758	2,144	1,502	17,108	17,725
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A	226	448	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	N/A	N/A	6	7	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(345)	(297)	N/A	N/A
Total Class B Transactions	N/A	N/A	N/A	N/A	(113)	158	N/A	N/A
Increase in Share Transactions	1,112	1,008	1,977	1,758	2,031	1,660	17,108	17,725

N/A — Not applicable. Share classes currently not offered.

8. OTHER MATTERS

The U.S. Securities and Exchange Commission recently adopted changes to the regulations governing money market mutual funds, such as the Tax Free Fund and Institutional Tax Free Fund (the “Funds”). As a result of these changes, money market mutual funds will be required to trade at a floating net asset value instead of a stable $1.00 net asset per share, unless they either limit their portfolios to investments in cash, government securities and fully collateralized repurchase agreements or limit their shareholders to natural persons. Certain money market mutual funds will also be required to consider taking certain protective actions if their weekly liquid assets fall below a certain percentage of their total assets. Such protective actions may include imposing liquidity fees on redeeming shareholders or temporarily imposing a gate on redemptions entirely. The new regulations will also require the Funds to undertake additional stress testing of its portfolio and enhance certain disclosures on its website, offering documents and marketing materials. Most of these changes do not go into effect until October 2016. Nonetheless, as the compliance date for these new regulations approaches, the Funds may incur certain compliance and operating costs. The Funds do not currently have plans to make any changes to its investment portfolio and/or the eligibility requirements for Fund shareholders during the current fiscal year, although they reserve the right to do so. To the extent the Funds make any changes to comply with the new regulations that are expected to impact Fund shareholders, they will provide Fund shareholders with advance notice.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of August 31, 2014 except for the disclosure included in Note 3 relating to a change in Fund expenses effective October 1, 2014.

108	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

SEI Tax Exempt Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Tax Exempt Trust, comprised of the Tax Free Fund, Institutional Tax Free Fund, Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund, (collectively, “the Funds”), as of August 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting and Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising SEI Tax Exempt Trust as of August 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

October 29, 2014

SEI Tax Exempt Trust / Annual Report / August 31, 2014	109

Trustees and Officers of the Trust (Unaudited)

The following chart lists Trustees and Officers as of August 31, 2014.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 73 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

110	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 56 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	99	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	99	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee	Since 2007	Private Investor since 1994.	99	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	99	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 52 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Funds Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust since 2013.	N/A	N/A

SEI Tax Exempt Trust / Annual Report / August 31, 2014	111

Trustees and Officers of the Trust (Unaudited) (Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Edward McCusker One Freedom Valley Drive Oaks, PA 19456 30 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2013	Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust, September 2008-September 2010.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

112	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.08%	$0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.80	0.08%	$0.41
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.09%	$0.45
Class B	1,000.00	1,000.10	0.09	0.45
Class C	1,000.00	1,000.10	0.09	0.45
Hypothetical 5% Return
Class A	$1,000.00	$1,024.75	0.09%	$0.46
Class B	1,000.00	1,024.75	0.09	0.46
Class C	1,000.00	1,024.60	0.09	0.46
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,029.80	0.63%	$3.22
Hypothetical 5% Return
Class A	$1,000.00	$1,022.03	0.63%	$3.21

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,002.40	0.63%	$3.18
Hypothetical 5% Return
Class A	$1,000.00	$1,022.03	0.63%	$3.21
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,026.40	0.60%	$3.06
Hypothetical 5% Return
Class A	$1,000.00	$1,022.18	0.60%	$3.06
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,025.50	0.63%	$3.22
Hypothetical 5% Return
Class A	$1,000.00	$1,022.03	0.63%	$3.21
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,013.50	0.60%	$3.05
Hypothetical 5% Return
Class A	$1,000.00	$1,022.18	0.60%	$3.06

SEI Tax Exempt Trust / Annual Report / August 31, 2014	113

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratios	Expenses Paid During Period*
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,022.50	0.60%	$3.06
Hypothetical 5% Return
Class A	$1,000.00	$1,022.18	0.60%	$3.06
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,016.20	0.63%	$3.20
Class B	1,000.00	1,022.03	0.63	3.21
Hypothetical 5% Return
Class A	$1,000.00	$1,022.79	0.48%	$2.44
Class B	1,000.00	1,016.90	0.48	2.45
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,049.90	0.86%	$4.44
Hypothetical 5% Return
Class A	$1,000.00	$1,020.87	0.86%	$4.38

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

114	SEI Tax Exempt Trust / Annual Report / August 31, 2014

Board of Trustees Considerations in Approving the Advisory and Sub Advisory Agreements (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds generally as classified by Lipper (unless otherwise adjusted), an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and Sub-Advisers’ potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance compared with peer groups of mutual funds as classified by Lipper (unless otherwise adjusted) and the Funds’ benchmark indices.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	115

Board of Trustees Considerations in Approving the Advisory and Sub Advisory Agreements (Unaudited) (Continued)

At the December 10-11, 2013 and March 25-26, 2014 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC and certain Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds and the applicable benchmarks;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and, in most cases, the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied that appropriate steps were being taken, but agreed that they would continue to closely monitor the Fund performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with

116	SEI Tax Exempt Trust / Annual Report / August 31, 2014

respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling.

SEI Tax Exempt Trust / Annual Report / August 31, 2014	117

Notice to Shareholders (Unaudited)

For shareholders that do not have a August 31, 2014 taxable year end this notice is for information purposes only. For shareholders with a August 31, 2014, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2014, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions	(D) Total Distributions	(E) Dividends Received Deduction (1)
Tax Free Fund(6)	0.00%	7.16%	92.84%	100.00%	0.00%
Institutional Tax Free Fund(6)	13.00%	6.87%	80.13%	100.00%	0.00%
Intermediate-Term Municipal Fund(6)	0.00%	0.10%	99.90%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.28%	99.72%	100.00%	0.00%
California Municipal Bond Fund(7)	20.16%	0.26%	79.58%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	15.44%	0.00%	84.56%	100.00%	0.00%
New Jersey Municipal Bond Fund	3.73%	0.01%	96.26%	100.00%	0.00%
New York Municipal Bond Fund	10.27%	0.00%	89.73%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)	0.00%	0.07%	99.93%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	6.99%	24.11%	68.90%	100.00%	22.01%

Fund	(F) Qualifying Dividend Income (2)	(G) U.S. Government Interest (3)	(H) Interest Related Dividends (4)	(I) Short-Term Capital Gain Dividends (5)
Tax Free Fund(6)	0.00%	0.00%	0.00%	100.00%
Institutional Tax Free Fund(6)	0.00%	0.00%	0.00%	100.00%
Intermediate-Term Municipal Fund(6)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	100.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	100.00%
New Jersey Municipal Bond Fund	0.00%	0.00%	0.00%	100.00%
New York Municipal Bond Fund	0.00%	0.00%	0.00%	100.00%
Pennsylvania Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	22.05%	0.90%	81.53%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution for calendar year ended 2013. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors. The provision that allows RICs to pass through “Interest Related Dividend” expired after 12/31/13.

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution for calendar year ended 2013 that is exempted from U.S. withholding tax when paid to foreign investors. The provision that allows RICs to pass through “Short Term Capital Gain Dividend” expired after 12/31/13.

(6)	“Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7)	For California income tax purposes, for the fiscal year ended August 31, 2014, the Short Duration Municipal, the California Municipal Bond, and the Tax Advantaged Income Funds designated 5.00%, 99.50%, and 12.18% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E) and (F) are based on the percentage of “Ordinary Income Distributions.”

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

118	SEI Tax Exempt Trust / Annual Report / August 31, 2014

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-024 (8/14)

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee financial expert serving on the audit committee.

(a)(2) The Audit Committee financial experts are George J. Sullivan, Jr and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent trustees as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2014			Fiscal Year 2013
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$199,500	$0	$0	$199,500	$0	$0
(b)	Audit- Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(3)	$0	$23,000	$0	$0	$31,000	$0
(d)	All Other Fees(2)	$0	$237,000	$0	$0	$237,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.
(3)	Tax fees include amounts related to tax compliance and consulting services.

(e)(1) The Registrant’s Audit Committee has adopted an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $50,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for fiscal years 2014 and 2013 were $237,000 and $237,000, respectively. Non-audit fees consist of SSAE No.16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax compliance and consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Registrant’s Audit Committee reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees on the Board. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 6, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: November 6, 2014